UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Core Plus Bond Fund

January 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Plus Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Investments in Delaware Core Plus Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2014 to Jan. 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

Delaware Core Plus Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratio	Expenses Paid During Period 8/1/14 to 1/31/15*
Actual Fund return†
Class A	$1,000.00	$1,033.40	0.90%	$4.61
Class C	1,000.00	1,029.50	1.65%	8.44
Class R	1,000.00	1,032.00	1.15%	5.89
Institutional Class	1,000.00	1,034.70	0.65%	3.33
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation Delaware Core Plus Bond Fund	As of January 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	3.28%
Agency Mortgage-Backed Securities	23.23%
Agency Obligation	0.11%
Commercial Mortgage-Backed Securities	5.22%
Convertible Bonds	0.44%
Corporate Bonds	43.01%
Banking	5.82%
Basic Industry	3.79%
Brokerage	0.67%
Capital Goods	0.65%
Communications	7.10%
Consumer Cyclical	3.55%
Consumer Non-Cyclical	3.22%
Electric	4.83%
Energy	5.80%
Finance Companies	0.82%
Insurance	1.99%
REITs	1.97%
Technology	1.93%
Transportation	0.78%
Utilities	0.09%
Municipal Bonds	0.44%
Non-Agency Asset-Backed Securities	3.65%
Non-Agency Collateralized Mortgage Obligations	0.72%
Senior Secured Loans	6.35%
Sovereign Bonds	1.08%
Supranational Banks	0.21%
U.S. Treasury Obligations	10.26%
Convertible Preferred Stock	0.09%
Preferred Stock	0.63%
Short-Term Investments	13.60%
Total Value of Securities	112.32%
Liabilities Net of Receivables and Other Assets	(12.32%)
Total Net Assets	100.00%

3

Schedule of investments Delaware Core Plus Bond Fund	January 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 3.28%

Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	44,643	$53,617
Fannie Mae Interest Strip
Series 35 2 12.00% 7/25/18	11,181	12,306
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.509% 2/25/42 —	59,594	70,748
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	233	253
Series 1996-46 ZA 7.50% 11/25/26	46,408	52,824
Series 2002-83 GH 5.00% 12/25/17	108,892	113,761
Series 2011-80 CB 4.00% 8/25/26	1,953,713	2,171,341
Series 2012-122 SD 5.932% 11/25/42 —S	205,703	50,664
Series 2013-38 AI 3.00% 4/25/33 S	543,161	72,444
Series 2013-44 DI 3.00% 5/25/33 S	816,708	109,694
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18	93,355	97,592
Series 3656 PM 5.00% 4/15/40	216,572	239,330
Series 4185 LI 3.00% 3/15/33 S	204,320	28,802
Series 4191 CI 3.00% 4/15/33 S	88,159	11,487
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ♦	24,174	28,505
GNMA
Series 2010-42 PC 5.00% 7/20/39	545,000	625,440
Series 2010-113 KE 4.50% 9/20/40	245,000	275,090

Total Agency Collateralized Mortgage Obligations (cost $3,875,920)		4,013,898

Agency Mortgage-Backed Securities – 23.23%

Fannie Mae
10.50% 6/1/30	10,375	10,604
Fannie Mae ARM
2.268% 7/1/36 —	58,106	63,476
2.315% 11/1/35 —	23,612	25,326
2.421% 5/1/43 —	70,093	71,283
2.546% 6/1/43 —	24,920	25,549
3.204% 4/1/44 —	65,538	68,779
3.267% 3/1/44 —	91,885	97,048
3.31% 9/1/43 —	75,659	79,605
5.141% 8/1/35 —	19,415	20,764
Fannie Mae S.F. 15 yr
2.50% 2/1/28	316,235	327,958
2.50% 5/1/28	42,184	43,748
3.50% 7/1/26	91,212	97,551
4.00% 4/1/24	32,192	34,248

4

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 15 yr
4.00% 5/1/24	99,081	$105,445
4.00% 5/1/25	36,027	38,482
4.00% 6/1/25	113,447	121,110
4.00% 11/1/25	174,539	187,030
4.00% 12/1/26	59,525	63,334
4.00% 1/1/27	414,687	443,710
4.50% 4/1/18	6,374	6,695
5.00% 12/1/20	6,826	7,357
5.00% 6/1/23	12,679	13,670
8.00% 10/1/16	5,747	5,895
Fannie Mae S.F. 15 yr TBA
2.50% 3/1/30	1,811,000	1,870,056
Fannie Mae S.F. 20 yr
3.00% 2/1/33	7,724	8,101
3.00% 8/1/33	42,162	44,209
4.00% 1/1/31	15,374	16,577
4.00% 2/1/31	48,291	52,134
5.00% 11/1/23	6,262	6,916
5.50% 12/1/29	9,355	10,479
6.00% 12/1/21	4,423	5,003
Fannie Mae S.F. 30 yr
3.00% 7/1/42	61,362	63,551
3.00% 10/1/42	976,473	1,011,599
3.00% 12/1/42	76,685	79,435
3.00% 1/1/43	352,246	364,812
3.00% 4/1/43	261,006	270,269
3.00% 5/1/43	482,138	499,209
4.50% 7/1/36	32,600	35,501
4.50% 4/1/39	122,746	133,445
4.50% 11/1/40	87,011	94,785
4.50% 3/1/41	175,657	191,199
4.50% 4/1/41	138,496	150,874
4.50% 7/1/41	45,648	49,703
4.50% 11/1/41	93,028	101,225
4.50% 1/1/42	1,497,645	1,628,458
4.50% 12/1/43	16,063	17,438
4.50% 5/1/44	71,149	77,317
4.50% 6/1/44	106,983	116,401
5.00% 10/1/35	59,607	66,038
5.00% 11/1/35	17,702	19,621
5.00% 2/1/36	26,566	29,423
5.00% 4/1/37	16,091	17,787

5

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.00% 8/1/37	4,759	$5,275
5.00% 2/1/38	15,763	17,475
5.50% 12/1/32	3,290	3,701
5.50% 2/1/33	47,723	53,646
5.50% 4/1/34	17,889	20,108
5.50% 11/1/34	17,667	19,872
5.50% 12/1/34	374,881	421,440
5.50% 3/1/35	34,783	39,012
5.50% 5/1/35	30,526	34,281
5.50% 6/1/35	15,325	17,200
5.50% 12/1/35	17,884	20,042
5.50% 1/1/36	11,870	13,323
5.50% 4/1/36	321,464	359,391
5.50% 5/1/36	8,824	9,890
5.50% 7/1/36	5,045	5,666
5.50% 11/1/36	15,620	17,487
5.50% 1/1/37	64,374	72,029
5.50% 2/1/37	44,410	49,642
5.50% 4/1/37	131,308	146,861
5.50% 8/1/37	49,197	55,207
5.50% 1/1/38	1,478	1,651
5.50% 2/1/38	30,161	33,858
5.50% 6/1/38	142,892	159,668
5.50% 9/1/38	129,452	145,216
5.50% 12/1/38	575,570	647,206
5.50% 1/1/39	59,663	66,783
5.50% 7/1/40	48,834	54,630
5.50% 9/1/41	728,353	814,185
6.00% 6/1/36	5,999	6,812
6.00% 12/1/36	6,718	7,654
6.00% 2/1/37	20,463	23,203
6.00% 6/1/37	3,504	4,019
6.00% 7/1/37	3,627	4,122
6.00% 8/1/37	79,709	90,860
6.00% 9/1/37	6,859	7,780
6.00% 11/1/37	8,798	10,083
6.00% 5/1/38	8,080	9,159
6.00% 7/1/38	2,372	2,684
6.00% 9/1/38	16,784	19,015
6.00% 10/1/38	9,850	11,174
6.00% 9/1/39	190,613	215,980
6.00% 3/1/40	27,570	31,308

6

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 4/1/40	14,895	$16,897
6.00% 9/1/40	25,536	28,977
6.00% 11/1/40	9,445	10,828
6.00% 5/1/41	178,573	203,008
8.00% 2/1/30	17,906	18,311
10.00% 7/1/20	3,615	4,065
10.00% 5/1/22	2,528	2,753
10.00% 2/1/25	49,457	54,471
Fannie Mae S.F. 30 yr TBA
3.00% 3/1/45	7,251,000	7,479,350
3.50% 3/1/45	1,021,000	1,076,142
4.00% 3/1/45	2,865,000	3,062,305
4.50% 3/1/45	1,189,000	1,288,904
5.50% 2/1/45	218,000	243,802
Freddie Mac ARM
2.249% 7/1/36 —	23,919	25,740
2.265% 10/1/36 —	46,051	49,058
Freddie Mac S.F. 15 yr
4.00% 12/1/24	28,450	30,223
4.00% 5/1/25	10,360	11,039
4.00% 8/1/25	37,596	40,059
4.00% 4/1/26	41,720	44,572
4.50% 8/1/24	56,084	60,656
4.50% 6/1/26	25,179	27,241
Freddie Mac S.F. 20 yr
3.00% 6/1/34	21,556	22,500
Freddie Mac S.F. 30 yr
3.00% 10/1/42	73,940	76,598
3.00% 11/1/42	98,760	102,610
4.50% 10/1/39	46,860	50,932
4.50% 4/1/41	210,792	229,206
4.50% 3/1/42	376,153	408,901
5.50% 3/1/34	6,827	7,667
5.50% 12/1/34	6,672	7,518
5.50% 6/1/36	4,330	4,850
5.50% 11/1/36	10,966	12,272
5.50% 9/1/37	10,114	11,312
5.50% 7/1/38	37,269	41,682
5.50% 8/1/38	23,264	26,008
5.50% 6/1/39	39,770	44,488
5.50% 3/1/40	23,707	26,519
5.50% 8/1/40	91,039	101,787

7

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
5.50% 1/1/41	29,093	$32,530
5.50% 6/1/41	172,439	192,724
6.00% 2/1/36	14,973	17,083
6.00% 1/1/38	9,739	10,986
6.00% 6/1/38	27,090	30,616
6.00% 8/1/38	153,822	174,580
6.00% 5/1/40	11,528	13,029
8.00% 5/1/31	49,978	57,755
10.00% 1/1/19	3,952	4,304
11.50% 6/1/15	47	47
11.50% 8/1/15	124	125
11.50% 2/1/16	378	383
11.50% 3/1/16	175	176
Freddie Mac S.F. 30 yr TBA
6.00% 2/1/45	65,000	73,460
GNMA I S.F. 30 yr
5.00% 6/15/40	14,139	15,657
7.50% 1/15/32	8,387	10,578
8.00% 5/15/30	12,219	12,509
9.50% 10/15/19	2,201	2,213
9.50% 8/15/21	6,354	7,410
9.50% 3/15/23	7,637	8,736
10.00% 9/15/18	4,800	4,828
12.00% 6/15/15	595	597
12.50% 1/15/16	2,039	2,052
GNMA II S.F. 30 yr
7.50% 9/20/30	12,051	14,766
8.00% 6/20/30	6,875	8,701
10.00% 11/20/15	33	34
10.00% 6/20/20	2,317	2,589
10.00% 8/20/20	1,398	1,578
10.00% 1/20/21	2,158	2,460
10.00% 2/20/21	6,452	7,116
10.00% 5/20/21	2,813	3,196
10.00% 6/20/21	423	439
10.50% 3/20/16	143	145
10.50% 1/20/18	185	186
10.50% 12/20/18	241	264
10.50% 2/20/19	96	96
10.50% 6/20/19	177	184
10.50% 9/20/19	269	302
10.50% 5/20/20	4,466	4,551

8

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr
10.50% 8/20/20	384	$386
10.50% 10/20/20	3,655	4,060
10.50% 2/20/21	15,467	15,561
11.00% 5/20/15	39	39
11.00% 7/20/19	335	338
12.00% 5/20/15	11	11

Total Agency Mortgage-Backed Securities (cost $28,116,250)		28,431,461

Agency Obligation – 0.11%

Tennessee Valley Authority
2.875% 9/15/24	130,000	137,860

Total Agency Obligation (cost $128,622)		137,860

Commercial Mortgage-Backed Securities – 5.22%

Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 —	30,000	31,004
Series 2007-4 AM 5.821% 2/10/51 —	80,000	87,399
CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.226% 7/15/44 —	85,000	87,066
Series 2005-CD1 C 5.226% 7/15/44 —	30,000	30,553
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	120,000	129,165
Series 2015-GC27 A5 3.137% 2/10/48	130,000	133,895
Commercial Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	215,000	234,633
Series 2014-CR20 A4 3.59% 11/10/47	170,000	182,636
Series 2014-CR20 AM 3.938% 11/10/47	45,000	48,300
Series 2014-CR21 A3 3.528% 12/10/47	100,000	106,921
Series 2015-LC19 A4 3.183% 2/10/48	185,000	191,620
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	200,000	229,849
Series 2011-LC1A C 144A 5.557% 11/10/46 #—	145,000	166,241
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.615% 11/25/49 #—	210,000	230,539
Series 2011-K13 B 144A 4.60% 1/25/48 #—	100,000	109,691
Series 2011-K15 B 144A 4.931% 8/25/44 #—	75,000	83,957
Series 2011-K702 B 144A 4.77% 4/25/44 #—	25,000	26,811
Series 2011-K703 B 144A 4.884% 7/25/44 #—	85,000	91,613
Series 2012-K19 B 144A 4.036% 5/25/45 #—	20,000	21,377
Series 2012-K22 B 144A 3.686% 8/25/45 #—	85,000	88,463
Series 2012-K22 C 144A 3.686% 8/25/45 #—	70,000	71,527

9

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2012-K707 B 144A 3.883% 1/25/47 #—	35,000	$36,716
Series 2012-K708 B 144A 3.759% 2/25/45 #—	240,000	250,656
Series 2012-K708 C 144A 3.759% 2/25/45 #—	25,000	25,727
Series 2012-K711 B 144A 3.562% 8/25/45 #—	15,000	15,584
Series 2013-K26 C 144A 3.60% 12/25/45 #—	45,000	45,075
Series 2013-K31 C 144A 3.627% 7/25/46 #—	140,000	140,741
Series 2013-K33 B 144A 3.503% 8/25/46 #—	65,000	66,723
Series 2013-K33 C 144A 3.503% 8/25/46 #—	50,000	48,828
Series 2013-K712 B 144A 3.368% 5/25/45 #—	300,000	308,748
Series 2013-K713 B 144A 3.165% 4/25/46 #—	290,000	295,784
Series 2013-K713 C 144A 3.165% 4/25/46 #—	115,000	114,295
Series 2014-K716 B 144A 3.954% 8/25/47 #—	55,000	57,521
Series 2014-K716 C 144A 3.954% 8/25/47 #—	60,000	61,655
Goldman Sachs Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	245,000	275,838
Series 2010-C1 C 144A 5.635% 8/10/43 #—	150,000	166,826
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	300,000	319,286
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	350,000	352,069
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	115,000	116,934
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	150,892	151,012
Series 2014-C22 B 4.562% 9/15/47 —	35,000	38,434
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.548% 8/12/37 —	35,000	38,487
Series 2005-LDP5 D 5.383% 12/15/44 —	60,000	61,569
Series 2006-LDP8 AM 5.44% 5/15/45	100,000	106,006
Series 2011-C5 B 144A 5.323% 8/15/46 #—	100,000	116,050
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	13,214	13,408
Series 2006-C6 AJ 5.452% 9/15/39 —	115,000	120,971
Series 2006-C6 AM 5.413% 9/15/39	100,000	106,201
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 A4 3.923% 10/15/47	50,000	55,210
Series 2014-C19 AS 3.832% 12/15/47	30,000	31,972
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.201% 11/14/42 —	85,000	86,794
Series 2005-HQ7 C 5.201% 11/14/42 —	120,000	121,026
Series 2006-T21 AM 5.204% 10/12/52 —	75,000	77,349
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	110,000	116,915

10

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	60,000	$66,187

Total Commercial Mortgage-Backed Securities (cost $6,291,621)		6,389,857

Convertible Bonds – 0.44%

Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	24,000	22,830
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	20,000	20,675
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	25,000	26,297
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	5,000	4,691
Chesapeake Energy 2.50% exercise price $47.77, expiration date 5/15/37	11,000	10,725
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	14,000	16,765
General Cable 4.50% exercise price $34.47, expiration date 11/15/29 f	28,000	17,797
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	7,000	32,235
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	9,000	9,664
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	19,000	22,574
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	11,000	25,706
Intel 3.25% exercise price $21.71, expiration date 8/1/39	19,000	30,923
Jefferies Group 3.875% exercise price $45.06, expiration date 10/31/29	32,000	33,040
Lexington Realty Trust 144A 6.00% exercise price $6.60, expiration date 1/11/30 #	10,000	16,819
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	23,000	30,015
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	39,000	40,706
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	6,000	23,914
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	27,000	26,781
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	44,000	55,413
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	19,000	9,120

11

Schedule of investments Delaware Core Plus Bond Fund

		Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

SanDisk 1.50% exercise price $51.36, expiration date 8/11/17		17,000	$26,424
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19		26,000	18,850
Vector Group 2.50% exercise price $16.78, expiration date 1/14/19 —		8,000	11,382

Total Convertible Bonds (cost $465,684)			533,346

Corporate Bonds – 43.01%

Banking – 5.82%
Bank of America 4.25% 10/22/26		390,000	405,533
Barclays 2.75% 11/8/19		200,000	204,328
Barclays Bank 7.625% 11/21/22		200,000	223,500
BB&T 5.25% 11/1/19		377,000	428,309
BBVA Banco Continental 144A 5.00% 8/26/22 #		60,000	63,900
BBVA Bancomer 144A 7.25% 4/22/20 #		100,000	112,990
Branch Banking & Trust 3.80% 10/30/26		250,000	268,531
City National 5.25% 9/15/20		110,000	127,679
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.625% 12/1/23		250,000	274,077
Credit Suisse 144A 6.50% 8/8/23 #		250,000	278,297
Export-Import Bank of China 144A 2.50% 7/31/19 #		200,000	202,796
Goldman Sachs Group
5.20% 12/17/19	NZD	43,000	31,990
6.15% 4/1/18		295,000	333,513
HSBC Holdings 5.625% 12/29/49 —		200,000	203,000
JPMorgan Chase
3.125% 1/23/25		45,000	45,417
4.125% 12/15/26		600,000	624,015
6.75% 1/29/49 —		95,000	102,095
KeyBank 5.45% 3/3/16		250,000	262,550
Lloyds Banking Group 7.50% 4/30/49 —		200,000	205,000
Morgan Stanley
2.65% 1/27/20		85,000	86,407
4.35% 9/8/26		275,000	288,160
Northern Trust 3.95% 10/30/25		80,000	87,126
Oversea-Chinese Banking 144A 4.00% 10/15/24 #—		200,000	207,526
PNC Bank 3.30% 10/30/24		250,000	264,207
PNC Preferred Funding Trust II 144A 1.463% 3/29/49 #—		300,000	283,500
Santander UK 144A 5.00% 11/7/23 #		225,000	243,469
USB Capital IX 3.50% 10/29/49 —		705,000	586,031
USB Realty 144A 1.40% 12/29/49 #—		100,000	91,651
Wells Fargo 5.875% 12/29/49 —		50,000	52,375

12

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Woori Bank
144A 2.875% 10/2/18 #	200,000	$205,370
144A 4.75% 4/30/24 #	200,000	216,641
Zions Bancorp 4.50% 6/13/23	105,000	113,183

		7,123,166

Basic Industry – 3.79%
ArcelorMittal 10.60% 6/1/19	330,000	395,670
Braskem Finance 6.45% 2/3/24	200,000	195,500
Celanese U.S. Holdings 4.625% 11/15/22	70,000	70,175
CF Industries
5.15% 3/15/34	50,000	56,761
5.375% 3/15/44	160,000	184,431
6.875% 5/1/18	210,000	240,455
7.125% 5/1/20	275,000	333,544
Dow Chemical
3.50% 10/1/24	55,000	56,672
8.55% 5/15/19	479,000	603,783
Eastman Chemical 2.70% 1/15/20	105,000	107,521
FMG Resources August 2006 144A 6.875% 4/1/22 #	160,000	126,200
Freeport-McMoRan 4.55% 11/14/24	55,000	50,364
Georgia-Pacific
144A 2.539% 11/15/19 #	165,000	168,323
144A 3.60% 3/1/25 #	200,000	207,139
8.00% 1/15/24	100,000	135,926
Gerdau Holdings 144A 7.00% 1/20/20 #	100,000	108,500
International Paper 4.80% 6/15/44	20,000	21,922
INVISTA Finance 144A 4.25% 10/15/19 #	120,000	120,450
LyondellBasell Industries 5.75% 4/15/24	400,000	473,876
Methanex 4.25% 12/1/24	160,000	160,826
Office Cherifien 144A 5.625% 4/25/24 #	200,000	218,774
Plains Exploration & Production 6.50% 11/15/20	86,000	90,988
PPG Industries 2.30% 11/15/19	85,000	86,496
Rock-Tenn 3.50% 3/1/20	90,000	93,452
Rockwood Specialties Group 4.625% 10/15/20	85,000	88,719
Weyerhaeuser 4.625% 9/15/23	130,000	144,835
Yamana Gold 4.95% 7/15/24	95,000	96,397

		4,637,699

Brokerage – 0.67%
Jefferies Group
5.125% 1/20/23	285,000	294,980
6.45% 6/8/27	60,000	64,234
6.50% 1/20/43	50,000	51,637

13

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Brokerage (continued)
Lazard Group 6.85% 6/15/17	366,000	$408,802

		819,653

Capital Goods – 0.65%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	325,000	320,125
Cemex 144A 9.50% 6/15/18 #	200,000	218,000
Crane
2.75% 12/15/18	35,000	35,913
4.45% 12/15/23	135,000	147,569
Ingersoll-Rand Global Holding 4.25% 6/15/23	55,000	59,734
Parker-Hannifin 3.30% 11/21/24	10,000	10,659

		792,000

Communications – 7.10%
American Tower Trust I
144A 1.551% 3/15/43 #	85,000	84,678
144A 3.07% 3/15/23 #	210,000	214,696
AT&T 4.80% 6/15/44	305,000	326,533
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #	200,000	226,694
British Sky Broadcasting Group 144A 3.75% 9/16/24 #	400,000	419,276
CC Holdings GS V 3.849% 4/15/23	100,000	102,791
CenturyLink 5.80% 3/15/22	265,000	280,237
Columbus International 144A 7.375% 3/30/21 #	200,000	206,500
Comcast
3.375% 2/15/25	370,000	392,332
4.75% 3/1/44	35,000	42,393
Cox Communications
144A 3.85% 2/1/25 #	235,000	245,388
144A 4.80% 2/1/35 #	15,000	16,546
Crown Castle Towers 144A 4.883% 8/15/20 #	505,000	561,093
Digicel Group 144A 8.25% 9/30/20 #	200,000	195,600
DIRECTV Holdings 3.95% 1/15/25	255,000	268,176
DISH DBS 5.00% 3/15/23	655,000	645,175
Grupo Televisa 5.00% 5/13/45	200,000	213,056
Historic TW 6.875% 6/15/18	220,000	256,807
Intelsat Luxembourg 8.125% 6/1/23	470,000	477,050
Omnicom Group 3.65% 11/1/24	260,000	272,452
Orange 5.50% 2/6/44	145,000	182,120
SBA Tower Trust 144A 2.24% 4/16/18 #	160,000	159,970
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	430,000	519,297
Sprint 7.125% 6/15/24	160,000	156,400
Telefonica Emisiones 4.57% 4/27/23	250,000	281,153
Telemar Norte Leste 144A 5.50% 10/23/20 #	100,000	90,250

14

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Time Warner Cable
4.50% 9/15/42	55,000	$58,893
8.25% 4/1/19	335,000	415,082
Verizon Communications
3.00% 11/1/21	365,000	370,878
4.40% 11/1/34	170,000	180,517
5.15% 9/15/23	235,000	269,644
Viacom 4.85% 12/15/34	415,000	444,734
WPP Finance 2010 5.625% 11/15/43	95,000	117,655

		8,694,066

Consumer Cyclical – 3.55%
Alibaba Group Holding 144A 3.125% 11/28/21 #	400,000	405,486
Amazon.com 4.80% 12/5/34	95,000	105,972
Bed Bath & Beyond 4.915% 8/1/34	125,000	134,476
CDK Global 144A 4.50% 10/15/24 #	115,000	120,923
Delphi 4.15% 3/15/24	100,000	107,806
Expedia 4.50% 8/15/24	55,000	57,141
Ford Motor Credit 3.664% 9/8/24	330,000	342,293
General Motors
3.50% 10/2/18	115,000	118,450
5.00% 4/1/35	90,000	97,412
General Motors Financial
3.15% 1/15/20	55,000	55,804
4.00% 1/15/25	55,000	56,314
4.375% 9/25/21	90,000	95,513
Host Hotels & Resorts
3.75% 10/15/23	230,000	236,641
4.75% 3/1/23	175,000	190,306
5.875% 6/15/19	75,000	78,617
Hyundai Capital America 144A 2.125% 10/2/17 #	130,000	131,041
International Game Technology 5.35% 10/15/23	170,000	173,884
Magna International 3.625% 6/15/24	165,000	172,774
Marriott International 3.375% 10/15/20	100,000	105,388
QVC
4.375% 3/15/23	270,000	278,656
5.45% 8/15/34	130,000	132,779
Signet UK Finance 4.70% 6/15/24	155,000	160,887
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	85,000	89,078
4.50% 10/1/34	50,000	54,086
Target 2.30% 6/26/19	50,000	51,562
TRW Automotive 144A 4.45% 12/1/23 #	270,000	272,700

15

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Tupy Overseas 144A 6.625% 7/17/24 #	200,000	$184,500
Walgreens Boots Alliance 3.80% 11/18/24	125,000	132,447
Wyndham Worldwide
4.25% 3/1/22	100,000	105,486
5.625% 3/1/21	90,000	102,995

		4,351,417

Consumer Non-Cyclical – 3.22%
Amgen 3.625% 5/22/24	45,000	47,619
Becton Dickinson 3.734% 12/15/24	145,000	154,775
Boston Scientific 6.00% 1/15/20	240,000	276,487
BRF 144A 3.95% 5/22/23 #	255,000	244,723
CareFusion 6.375% 8/1/19	185,000	217,865
Celgene
3.95% 10/15/20	245,000	266,104
4.625% 5/15/44	35,000	39,100
Constellation Brands 4.25% 5/1/23	75,000	77,063
Express Scripts Holding
2.25% 6/15/19	95,000	96,001
3.50% 6/15/24	205,000	212,635
Gilead Sciences
3.50% 2/1/25	85,000	91,354
4.50% 2/1/45	25,000	28,836
JBS Investments 144A 7.75% 10/28/20 #	200,000	206,940
McKesson 3.796% 3/15/24	230,000	246,667
Medtronic
144A 3.15% 3/15/22 #	85,000	89,212
144A 3.50% 3/15/25 #	170,000	180,196
144A 4.375% 3/15/35 #	90,000	100,189
Omnicare 5.00% 12/1/24	555,000	579,975
Perrigo 4.00% 11/15/23	200,000	212,559
Perrigo Finance 3.50% 12/15/21	200,000	209,655
Sysco 4.35% 10/2/34	65,000	71,036
Thermo Fisher Scientific
2.40% 2/1/19	250,000	255,206
3.30% 2/15/22	35,000	36,417

		3,940,614

Electric – 4.83%
AES 7.375% 7/1/21	135,000	150,187
AES Gener 144A 8.375% 12/18/73 #•	200,000	217,000
Ameren Illinois
3.25% 3/1/25	110,000	117,007
9.75% 11/15/18	389,000	502,624

16

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
American Electric Power 2.95% 12/15/22	45,000	$45,905
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	114,976
Berkshire Hathaway Energy 144A 4.50% 2/1/45 #	75,000	85,649
Cleveland Electric Illuminating 5.50% 8/15/24	230,000	282,179
CMS Energy 6.25% 2/1/20	190,000	224,418
ComEd Financing III 6.35% 3/15/33	190,000	196,243
Dominion Resources 3.625% 12/1/24	115,000	121,781
DTE Energy 2.40% 12/1/19	125,000	127,829
Dynegy Finance I 144A 7.625% 11/1/24 #	535,000	551,719
Electricite de France 144A 5.25% 1/29/49 #—	225,000	236,813
Enel 144A 8.75% 9/24/73 #—	200,000	237,950
Entergy Arkansas 3.70% 6/1/24	45,000	49,252
Exelon Generation 2.95% 1/15/20	50,000	50,909
Great Plains Energy 5.292% 6/15/22	90,000	105,124
Integrys Energy Group 6.11% 12/1/66 —	195,000	196,156
ITC Holdings 3.65% 6/15/24	145,000	154,538
LG&E & KU Energy 4.375% 10/1/21	380,000	420,827
Metropolitan Edison 144A 4.00% 4/15/25 #	50,000	52,761
National Rural Utilities Cooperative Finance
2.85% 1/27/25	90,000	92,010
4.75% 4/30/43 —	190,000	189,145
NextEra Energy Capital Holdings
2.40% 9/15/19	140,000	143,068
3.625% 6/15/23	65,000	68,503
NV Energy 6.25% 11/15/20	100,000	119,786
Pennsylvania Electric 5.20% 4/1/20	175,000	196,769
Puget Energy 6.00% 9/1/21	65,000	77,804
SCANA 4.125% 2/1/22	85,000	91,438
State Grid Overseas Investment 2014 144A 4.125% 5/7/24 #	200,000	218,833
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	115,000	122,626
Transelec 144A 4.25% 1/14/25 #	200,000	203,776
Wisconsin Energy 6.25% 5/15/67 —	150,000	150,826

		5,916,431

Energy – 5.80%
Anadarko Petroleum 3.45% 7/15/24	95,000	96,581
Canadian Natural Resources 3.90% 2/1/25	130,000	128,995
Cimarex Energy 4.375% 6/1/24	70,000	66,653
CNOOC Nexen Finance 2014 4.25% 4/30/24	200,000	215,768
ConocoPhillips
3.35% 11/15/24	135,000	141,178
4.30% 11/15/44	55,000	60,236

17

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Continental Resources 4.50% 4/15/23	320,000	$303,246
Dominion Gas Holdings 3.60% 12/15/24	160,000	170,328
Enbridge Energy Partners 8.05% 10/1/37 —	245,000	268,887
Energy Transfer Partners
5.15% 2/1/43	55,000	57,744
5.95% 10/1/43	140,000	161,121
9.70% 3/15/19	127,000	161,485
EnLink Midstream Partners 5.05% 4/1/45	75,000	76,801
Enterprise Products Operating 7.034% 1/15/68 —	405,000	441,745
Kinder Morgan 144A 5.00% 2/15/21 #	65,000	69,327
Kinder Morgan Energy Partners 9.00% 2/1/19	415,000	508,605
Marathon Petroleum 4.75% 9/15/44	100,000	98,577
Newfield Exploration 5.625% 7/1/24	175,000	173,687
Noble Energy
3.90% 11/15/24	80,000	80,941
5.05% 11/15/44	90,000	91,945
ONGC Videsh 3.25% 7/15/19	200,000	203,406
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	100,000	66,000
144A 5.625% 1/19/25 #	113,000	64,693
Petrobras Global Finance
3.00% 1/15/19	5,000	4,281
4.875% 3/17/20	115,000	101,775
Petrobras International Finance 5.375% 1/27/21	135,000	121,964
Petroleos Mexicanos 144A 4.25% 1/15/25 #	50,000	49,365
Plains All American Pipeline 8.75% 5/1/19	195,000	245,484
Pride International 6.875% 8/15/20	475,000	537,962
QEP Resources 5.375% 10/1/22	645,000	619,200
Statoil 3.25% 11/10/24	155,000	163,164
Sunoco Logistics Partners Operations
3.45% 1/15/23	165,000	163,362
5.35% 5/15/45	25,000	26,810
Talisman Energy 5.50% 5/15/42	260,000	258,501
TransCanada PipeLines 6.35% 5/15/67 —	290,000	280,575
Williams 4.55% 6/24/24	90,000	83,699
Williams Partners 7.25% 2/1/17	535,000	589,627
Woodside Finance 144A 8.75% 3/1/19 #	115,000	143,406

		7,097,124

Finance Companies – 0.82%
Aviation Capital Group 144A 6.75% 4/6/21 #	90,000	101,700
General Electric Capital
2.10% 12/11/19	65,000	66,461

18

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Finance Companies (continued)
General Electric Capital
2.20% 1/9/20	65,000	$66,289
7.125% 12/29/49 —	400,000	467,000
Hutchison Whampoa International 14 144A 3.625% 10/31/24 #	200,000	206,472
SUAM Finance 144A 4.875% 4/17/24 #	100,000	101,711

		1,009,633

Insurance – 1.99%
Allstate 5.75% 8/15/53 —	25,000	26,625
American International Group
3.875% 1/15/35	120,000	123,446
8.175% 5/15/58 —	200,000	275,000
Chubb 6.375% 3/29/67 —	205,000	220,887
Five Corners Funding Trust 144A 4.419% 11/15/23 #	100,000	109,507
Highmark
144A 4.75% 5/15/21 #	200,000	212,704
144A 6.125% 5/15/41 #	30,000	33,900
Liberty Mutual Group 144A 4.25% 6/15/23 #	200,000	214,545
MetLife 3.60% 4/10/24	125,000	133,625
Prudential Financial
4.50% 11/15/20	50,000	55,902
5.625% 6/15/43 —	95,000	99,275
5.875% 9/15/42 —	245,000	261,537
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	95,000	97,600
144A 4.125% 11/1/24 #	190,000	204,033
Voya Financial 5.65% 5/15/53 —	220,000	222,200
XL Group 6.50% 10/29/49 —	160,000	144,400

		2,435,186

REITs – 1.97%
Alexandria Real Estate Equities
3.90% 6/15/23	30,000	31,176
4.50% 7/30/29	60,000	64,762
AvalonBay Communities 3.50% 11/15/24	80,000	83,264
Brixmor Operating Partnership 3.85% 2/1/25	100,000	102,582
Carey (W.P.) 4.60% 4/1/24	90,000	95,786
CBL & Associates
4.60% 10/15/24	185,000	194,185
5.25% 12/1/23	20,000	22,214
Corporate Office Properties
3.60% 5/15/23	150,000	148,990
5.25% 2/15/24	85,000	94,101

19

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

REITs (continued)
DDR
3.625% 2/1/25	80,000	$81,187
7.875% 9/1/20	90,000	113,017
9.625% 3/15/16	150,000	164,187
Education Realty Operating Partnership 4.60% 12/1/24	115,000	122,376
Excel Trust 4.625% 5/15/24	65,000	69,504
Healthcare Trust of America Holdings 3.375% 7/15/21	55,000	56,765
Hospitality Properties Trust 4.50% 3/15/25	100,000	105,059
Regency Centers
4.80% 4/15/21	55,000	61,530
5.875% 6/15/17	95,000	104,627
Trust F/1401 144A 5.25% 12/15/24 #	200,000	211,200
WEA Finance 144A 3.75% 9/17/24 #	460,000	484,362

		2,410,874

Technology – 1.93%
Adobe Systems 3.25% 2/1/25	185,000	188,343
Baidu 3.25% 8/6/18	245,000	251,668
BMC Software Finance 144A 8.125% 7/15/21 #	140,000	123,025
Ingram Micro 4.95% 12/15/24	90,000	93,100
Motorola Solutions 4.00% 9/1/24	150,000	157,243
National Semiconductor 6.60% 6/15/17	255,000	287,985
NetApp 3.25% 12/15/22	45,000	45,854
Oracle
3.40% 7/8/24	105,000	112,134
4.50% 7/8/44	75,000	87,958
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	202,008
Seagate HDD Cayman
144A 4.75% 1/1/25 #	105,000	111,302
144A 5.75% 12/1/34 #	135,000	147,432
Xerox 6.35% 5/15/18	490,000	558,381

		2,366,433

Transportation – 0.78%
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ♦	55,000	55,413
AP Moeller - Maersk 144A 2.55% 9/22/19 #	65,000	66,150
Brambles USA 144A 3.95% 4/1/15 #	80,000	80,377
Burlington Northern Santa Fe 3.40% 9/1/24	220,000	231,702
ERAC USA Finance 144A 5.25% 10/1/20 #	220,000	253,846
Trinity Industries 4.55% 10/1/24	115,000	114,287
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	45,000	46,913

20

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	100,000	$100,000

		948,688

Utilities – 0.09%
American Water Capital 3.40% 3/1/25	100,000	106,232

		106,232

Total Corporate Bonds (cost $51,166,811)		52,649,216

Municipal Bonds – 0.44%

Golden State, California Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	80,000	65,117
5.75% 6/1/47	30,000	26,679
New Jersey Transportation Trust Fund Authority
Series AA 5.00% 6/15/44	130,000	143,152
New York City, New York
Series I 5.00% 8/1/22	50,000	61,291
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	60,000	69,439
State of Maryland Local Facilities Loan 2nd
Series A 5.00% 8/1/21	85,000	105,008
Texas Private Activity Bond Surface Transportation Revenue Bond (Senior Lien NTC Mobility Partners Segments 3)
6.75% 6/30/43 (AMT)	55,000	68,017

Total Municipal Bonds (cost $478,579)		538,703

Non-Agency Asset-Backed Securities – 3.65%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	100,000	107,007
Ally Master Owner Trust
Series 2013-1 A2 1.00% 2/15/18	100,000	100,223
Series 2013-2 A 0.617% 4/15/18 —	200,000	199,878
Series 2014-2 A 0.537% 1/16/18 —	280,000	279,729
American Express Credit Account Master Trust
Series 2013-2 A 0.587% 5/17/21 —	100,000	100,259
Series 2014-3 A 1.49% 4/15/20	100,000	100,859
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	103,617
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	120,206
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	202,827

21

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

BA Credit Card Trust
Series 2014-A3 A 0.457% 1/15/20 —	85,000	$84,936
Cabela’s Credit Card Master Note Trust
Series 2013-1A A 144A 2.71% 2/17/26 #	100,000	102,458
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	52,327	52,590
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.247% 12/16/19 —	110,000	109,550
Series 2013-A2 A2 0.347% 2/15/19 —	440,000	440,040
Series 2014-A4 A 0.527% 6/15/22 —	120,000	120,151
Chase Issuance Trust
Series 2013-A6 A6 0.587% 7/15/20 —	150,000	150,422
Series 2014-A5 A5 0.537% 4/15/21 —	125,000	124,623
Series 2014-A8 A 0.417% 11/15/18 —	105,000	105,016
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.588% 7/24/20 —	100,000	100,199
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	100,000	100,049
Discover Card Execution Note Trust
Series 2014-A3 A3 1.22% 10/15/19	200,000	200,788
Ford Credit Auto Owner Trust
Series 2014-C A3 1.06% 5/15/19	90,000	90,200
Series 2015-1 A 144A 2.12% 7/15/26 #	160,000	161,392
GE Dealer Floorplan Master Note Trust
Series 2014-2 A 0.618% 10/20/19 —	30,000	29,977
Golden Credit Card Trust
Series 2014-2A A 144A 0.617% 3/15/21 #—	400,000	399,014
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	100,000	100,144
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	125,000	125,406
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	110,000	110,022
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	100,134
Series 2014-1 A 1.61% 11/15/20	110,000	110,558
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.567% 10/15/15 #—	160,000	160,575

22

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	80,000	$80,042

Total Non-Agency Asset-Backed Securities (cost $4,471,707)		4,472,891

Non-Agency Collateralized Mortgage Obligations – 0.72%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	7,482	7,381
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 f	300,000	299,577
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	109,572	109,791
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.574% 5/19/27 #—	54,439	55,169
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	68,855	69,536
Series 2007-A1 7A4 2.517% 7/25/35 —	157,765	138,898
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.708% 9/25/43 #—	97,040	94,494
Structured Asset Securities Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ♦	39,109	39,924
Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ♦	97,276	48,126
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.615% 4/25/36 —	21,171	20,240

Total Non-Agency Collateralized Mortgage Obligations (cost $907,356)		883,136

Senior Secured Loans – 6.35%«

Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	292,388	292,368
ARAMARK Tranche E 3.25% 9/7/19	164,900	163,215
Azure Midstream Tranche B 6.50% 11/15/18	55,437	49,616
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	160,000	157,633
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	316,377	312,592
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	166,972	166,462
Clear Channel Communications Tranche B 3.65% 1/29/16	224,653	222,026
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	567,150	565,378
DrillShips Financing Holding Tranche B1 6.00% 3/31/21	167,450	130,527
Emdeon 1st Lien 3.75% 11/2/18	573,109	564,870
Energy Transfer Equity 1st Lien 3.25% 12/2/19	125,000	118,938
First Data Tranche B 1st Lien 4.00% 3/24/21	300,857	298,074
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	563,333	557,612
Houghton International 2nd Lien 9.50% 12/21/20	475,000	476,188

23

Schedule of investments Delaware Core Plus Bond Fund

		Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		204,241	$204,156
Immucor Tranche B2 5.00% 8/19/18		489,666	486,810
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19		519,117	514,142
Landry’s Tranche B 4.00% 4/24/18		164,030	163,689
Level 3 Financing Tranche B 4.00% 1/15/20		250,000	248,094
Scientific Games International 6.00% 10/18/20		267,300	264,516
Smart & Final Tranche B 1st Lien 4.75% 11/15/19		160,029	159,729
Sprouts Farmers 4.00% 4/23/20		123,140	123,089
Univision Communications Tranche C4 4.00% 3/1/20		553,654	546,128
USI Insurance Services
Tranche B 1st Lien 4.25% 12/27/19		186,218	183,657
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20		199,049	197,999
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17		144,495	105,843
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		502,165	497,981

Total Senior Secured Loans (cost $7,866,547)			7,771,332

Sovereign Bonds – 1.08%Δ

Brazil – 0.15%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	47,000	16,842
10.00% 1/1/21	BRL	232,000	79,577
10.00% 1/1/23	BRL	270,000	91,352

			187,771

Chile – 0.07%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	84,117

			84,117

Colombia – 0.14%
Colombia Government International Bond
4.375% 3/21/23	COP	50,000,000	18,918
7.375% 9/18/37		100,000	135,750
9.85% 6/28/27	COP	43,000,000	23,587

			178,255

Dominican Republic – 0.08%
Dominican Republic International Bond 144A 6.85% 1/27/45 #		100,000	101,500

			101,500

Hungary – 0.05%
Hungary Government International Bond 5.375% 3/25/24		50,000	57,100

			57,100

Indonesia – 0.20%
Indonesia Government International Bond 144A 4.625% 4/15/43 #		200,000	197,500

24

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Indonesia (continued)
Indonesia Treasury Bond 7.875% 4/15/19	IDR	514,000,000	$42,199

			239,699

Mexico – 0.16%
Mexican Bonos
7.50% 6/3/27	MXN	1,102,000	87,008
10.00% 12/5/24	MXN	1,219,000	110,949

			197,957

Peru – 0.04%
Peruvian Government International Bond 144A 5.70% 8/12/24 #	PEN	148,000	49,658

			49,658

South Africa – 0.12%
South Africa Government Bond
6.75% 3/31/21	ZAR	200,000	17,234
8.00% 1/31/30	ZAR	1,450,000	130,834

			148,068

Turkey – 0.07%
Turkey Government Bond 9.00% 7/24/24	TRY	175,000	81,227

			81,227

Total Sovereign Bonds (cost $1,346,799)			1,325,352

Supranational Banks – 0.21%

European Bank for Reconstruction & Development
6.00% 3/3/16	INR	2,600,000	42,226
7.375% 4/15/19	IDR	360,000,000	28,833
Inter-American Development Bank
6.00% 9/5/17	INR	3,900,000	64,471
7.20% 1/22/18	IDR	830,000,000	65,850
7.25% 7/17/17	IDR	360,000,000	28,352
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	40,000	30,678

Total Supranational Banks (cost $263,862)			260,410

U.S. Treasury Obligations – 10.26%

U.S. Treasury Bond
3.00% 11/15/44		4,095,000	4,752,439
U.S. Treasury Notes
1.25% 1/31/20		60,000	60,176
1.625% 12/31/19		3,985,000	4,069,370
2.25% 11/15/24 ¥		3,500,000	3,679,921

Total U.S. Treasury Obligations (cost $11,313,553)			12,561,906

25

Schedule of investments Delaware Core Plus Bond Fund

	Number of Shares	Value (U.S. $)

Convertible Preferred Stock – 0.09%

ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	475	$7,555
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	7	8,253
Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49 #	16	16,270
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	180	10,845
HealthSouth 6.50% exercise price $29.70, expiration date 12/31/49	10	14,834
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	405	17,743
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	280	11,533
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	14	17,402

Total Convertible Preferred Stock (cost $127,403)		104,435

Preferred Stock – 0.63%

Alabama Power 5.625%	3,715	93,154
Integrys Energy Group 6.00% —	4,400	120,384
National Retail Properties 5.70%	4,225	104,695
Public Storage 5.20%	4,400	107,624
Regions Financial 6.375% —	2,200	55,374
U.S. Bancorp 3.50% —	350	293,300

Total Preferred Stock (cost $717,835)		774,531

	Principal amount°

Short-Term Investments – 13.60%

Discount Notes – 8.97%≠
Federal Home Loan Bank
0.057% 4/8/15	1,042,558	1,042,497
0.065% 2/25/15	2,289,491	2,289,478
0.065% 3/5/15	2,638,811	2,638,771
0.065% 4/20/15	660,860	660,815
0.07% 4/6/15	1,010,171	1,010,115
0.08% 2/20/15	2,064,521	2,064,511
0.08% 3/18/15	494,224	494,214
0.085% 3/27/15	780,586	780,567

		10,980,968

26

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 4.63%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $2,119,246 (collateralized by U.S. government obligations 0.000%–7.875% 2/26/15–8/15/40; market value $2,161,625)	2,119,240	$2,119,240
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $1,412,833 (collateralized by U.S. government obligations 0.75%–3.875% 6/30/16–8/15/40; market value $1,441,084)	1,412,827	1,412,827
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $2,131,564 (collateralized by U.S.government obligations 0.000%–2.125% 7/31/16–5/15/29; market value $2,174,184)	2,131,553	2,131,553

		5,663,620

Total Short-Term Investments (cost $16,644,029)		16,644,588

Total Value of Securities – 112.32% (cost $134,182,578)		$137,492,922

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $20,084,872, which represents 16.41% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Jan. 31, 2015. Interest rates reset periodically.

¥	Fully or partially pledged as collateral for futures contracts.

Δ	Securities have been classified by country of origin.

S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2015.

27

Schedule of investments Delaware Core Plus Bond Fund

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at Jan. 31, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	TRY	108,750	USD	(45,156)	2/2/15	$(731)
MSC	BRL	(242,786)	USD	90,863	2/27/15	1,009

						$278

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
42	U.S. Treasury 5 yr Notes	$5,024,989	$5,096,438	3/31/15	$71,449

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

DB – Deutsche Bank

GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital

GSMPS – Goldman Sachs Reperforming Mortgage Securities

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

INR – Indian Rupee

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

REIT – Real Estate Investment Trust

28

Summary of abbreviations:

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

TRY – Turkish Lira

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

29

Statement of assets and liabilities
Delaware Core Plus Bond Fund	January 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$120,848,334
Short-term investments, at value[2]	16,644,588
Foreign currencies, at value[3]	4,403
Receivable for securities sold	22,711,843
Dividends and interest receivable	868,834
Receivable for fund shares sold	70,884
Variation margin due from broker on futures contracts	25,954
Unrealized gain on foreign currency exchange contracts	1,009

Total assets	161,175,849

Liabilities:
Payable for securities purchased	38,449,762
Other accrued expenses	97,239
Income distribution payable	80,103
Payable for fund shares redeemed	72,228
Distribution fees payable to affiliates	24,959
Investment management fees payable	16,786
Cash overdraft	14,782
Other affiliates payable	8,258
Unrealized loss on foreign currency exchange contracts	731
Trustees’ fees and expenses payable	431
Other liabilities	320

Total liabilities	38,765,599

Total Net Assets	$122,410,250

Net Assets Consist of:
Paid-in capital	$119,978,755
Distributions in excess of net investment income	(343,334)
Accumulated net realized loss on investments	(605,669)
Net unrealized appreciation of investments, foreign currencies, and derivatives	3,380,498

Total Net Assets	$122,410,250

30

Net Asset Value
Class A:
Net assets	$66,753,312
Shares of beneficial interest outstanding, unlimited authorization, no par	7,682,719
Net asset value per share	$8.69
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$9.10

Class C:
Net assets	$9,102,360
Shares of beneficial interest outstanding, unlimited authorization, no par	1,046,336
Net asset value per share	$8.70

Class R:
Net assets	$7,339,104
Shares of beneficial interest outstanding, unlimited authorization, no par	841,839
Net asset value per share	$8.72

Institutional Class:
Net assets	$39,215,474
Shares of beneficial interest outstanding, unlimited authorization, no par	4,508,196
Net asset value per share	$8.70
[1] Investments, at cost	$117,538,549
[2] Short-term investments, at cost	16,644,029
[3] Foreign currencies, at cost	4,565

See accompanying notes, which are an integral part of the financial statements.

31

Statement of operations Delaware Core Plus Bond Fund	Six months ended January 31, 2015 (Unaudited)

Investment Income:
Interest	$1,919,380
Dividends	23,329

1,942,709

Expenses:
Management fees	322,181
Distribution expenses – Class A	82,628
Distribution expenses – Class B	458
Distribution expenses – Class C	44,088
Distribution expenses – Class R	19,412
Dividend disbursing and transfer agent fees and expenses	79,882
Registration fees	34,389
Reports and statements to shareholders	30,458
Audit and tax	23,673
Legal fees	19,679
Accounting and administration expenses	19,122
Custodian fees	12,003
Trustees’ fees and expenses	2,614
Other	19,746

710,333
Less expenses waived	(180,950)
Less waived distribution expenses – Class B	(348)
Less expense paid indirectly	(34)

Total operating expenses	529,001

Net Investment Income	1,413,708

32

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$1,503,483
Foreign currencies	(1,583)
Foreign currency exchange contracts	(2,617)
Futures contracts	36,930
Swap contracts	(15,185)

Net realized gain	1,521,028

Net change in unrealized appreciation (depreciation) of:
Investments*	954,465
Foreign currencies	(517)
Foreign currency exchange contracts	278
Futures contracts	50,553
Swap contracts	1,244

Net change in unrealized appreciation (depreciation)	1,006,023

Net Realized and Unrealized Gain	2,527,051

Net Increase in Net Assets Resulting from Operations	$3,940,759

*Includes $330 capital gains taxes accrued

See accompanying notes, which are an integral part of the financial statements.

33

Statements of changes in net assets Delaware Core Plus Bond Fund

	Six months ended
	1/31/15	Year ended
	(Unaudited)	7/31/14

Increase in Net Assets from Operations:
Net investment income	$1,413,708	$3,122,789
Net realized gain	1,521,028	730,641
Net change in unrealized appreciation (depreciation)	1,006,023	1,831,781

Net increase in net assets resulting from operations	3,940,759	5,685,211

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(937,938)	(2,013,571)
Class B	(1,451)	(13,455)
Class C	(91,848)	(195,214)
Class R	(100,417)	(196,604)
Institutional Class	(526,434)	(840,683)

Return of capital:
Class A	—	(271,322)
Class B	—	(1,198)
Class C	—	(35,483)
Class R	—	(32,192)
Institutional Class	—	(125,196)

	(1,658,088)	(3,724,918)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,750,835	7,627,435
Class B	89	415
Class C	1,493,592	1,356,183
Class R	685,632	1,503,884
Institutional Class	10,014,765	18,421,281

34

	Six months ended
	1/31/15	Year ended
	(Unaudited)	7/31/14

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$847,409	$2,056,563
Class B	1,131	12,120
Class C	86,835	221,061
Class R	101,504	228,482
Institutional Class	515,227	965,879

	19,497,019	32,393,303

Cost of shares redeemed:
Class A	(6,540,144)	(26,761,534)
Class B	(289,338)	(418,556)
Class C	(1,223,728)	(4,197,775)
Class R	(1,380,396)	(2,185,999)
Institutional Class	(2,297,001)	(49,434,542)

	(11,730,607)	(82,998,406)

Increase (Decrease) in net assets derived from capital share transactions	7,766,412	(50,605,103)

Net Increase (Decrease) in Net Assets	10,049,083	(48,644,810)

Net Assets:
Beginning of period	112,361,167	161,005,977

End of period	$122,410,250	$112,361,167

Distributions in excess of net investment income	$(343,334)	$(98,954)

See accompanying notes, which are an integral part of the financial statements.

35

Financial highlights Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

36

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$8.530	$8.340	$8.750	$8.420	$8.220	$7.620

0.104	0.226	0.202	0.205	0.264	0.366
0.178	0.233	(0.328)	0.375	0.244	0.606

0.282	0.459	(0.126)	0.580	0.508	0.972

(0.122)	(0.234)	(0.265)	(0.250)	(0.308)	(0.372)
—	(0.035)	—	—	—	—
—	—	(0.019)	—	—	—

(0.122)	(0.269)	(0.284)	(0.250)	(0.308)	(0.372)

$8.690	$8.530	$8.340	$8.750	$8.420	$8.220

3.34%	5.60%	(1.51% )	7.01%	6.32%	13.03%

$66,753	$65,466	$81,042	$91,099	$74,107	$72,618
0.90%	0.90%	0.90%	0.90%	0.90%	0.91%
1.21%	1.19%	1.17%	1.18%	1.29%	1.34%
2.39%	2.70%	2.33%	2.41%	3.20%	4.60%
2.08%	2.41%	2.06%	2.13%	2.81%	4.17%
160%	273%	340%	422%	293%	264%

37

Financial highlights Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

38

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$8.540	$8.350	$8.760	$8.430	$8.230	$7.620

0.072	0.164	0.137	0.142	0.203	0.307
0.178	0.232	(0.328)	0.374	0.244	0.616

0.250	0.396	(0.191)	0.516	0.447	0.923

(0.090)	(0.171)	(0.200)	(0.186)	(0.247)	(0.313)
—	(0.035)	—	—	—	—
—	—	(0.019)	—	—	—

(0.090)	(0.206)	(0.219)	(0.186)	(0.247)	(0.313)

$8.700	$8.540	$8.350	$8.760	$8.430	$8.230

2.95%	4.81%	(2.24% )	6.20%	5.53%	12.32%

$9,102	$8,572	$10,990	$12,989	$10,147	$10,022
1.65%	1.65%	1.65%	1.65%	1.65%	1.66%
1.96%	1.93%	1.87%	1.88%	1.99%	2.04%
1.64%	1.95%	1.58%	1.66%	2.45%	3.85%
1.33%	1.67%	1.36%	1.43%	2.11%	3.47%
160%	273%	340%	422%	293%	264%

39

Financial highlights Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

40

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$8.560	$8.370	$8.780	$8.450	$8.240	$7.630

0.094	0.206	0.181	0.185	0.244	0.350
0.178	0.233	(0.328)	0.374	0.255	0.613

0.272	0.439	(0.147)	0.559	0.499	0.963

(0.112)	(0.214)	(0.244)	(0.229)	(0.289)	(0.353)
—	(0.035)	—	—	—	—
—	—	(0.019)	—	—	—

(0.112)	(0.249)	(0.263)	(0.229)	(0.289)	(0.353)

$8.720	$8.560	$8.370	$8.780	$8.450	$8.240

3.20%	5.32%	(1.74% )	6.73%	6.17%	12.87%

$7,339	$7,793	$8,077	$9,180	$6,789	$6,031
1.15%	1.15%	1.15%	1.15%	1.15%	1.16%
1.46%	1.45%	1.47%	1.48%	1.59%	1.64%
2.14%	2.45%	2.08%	2.16%	2.95%	4.35%
1.83%	2.15%	1.76%	1.83%	2.51%	3.87%
160%	273%	340%	422%	293%	264%

41

Financial highlights Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

42

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$8.540	$8.350	$8.760	$8.430	$8.230	$7.630

0.114	0.248	0.224	0.228	0.285	0.388
0.179	0.233	(0.328)	0.373	0.245	0.605

0.293	0.481	(0.104)	0.601	0.530	0.993

(0.133)	(0.256)	(0.287)	(0.271)	(0.330)	(0.393)
—	(0.035)	—	—	—	—
—	—	(0.019)	—	—	—

(0.133)	(0.291)	(0.306)	(0.271)	(0.330)	(0.393)

$8.700	$8.540	$8.350	$8.760	$8.430	$8.230

3.47%	5.86%	(1.26% )	7.27%	6.58%	13.30%

$39,216	$30,241	$60,210	$75,469	$10,205	$8,640
0.65%	0.65%	0.65%	0.65%	0.65%	0.66%
0.96%	0.93%	0.87%	0.88%	0.99%	1.04%
2.64%	2.95%	2.58%	2.66%	3.45%	4.85%
2.33%	2.67%	2.36%	2.43%	3.11%	4.47%
160%	273%	340%	422%	293%	264%

43

Notes to financial statements Delaware Core Plus Bond Fund	January 31, 2015 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Core Plus Bond Fund, Delaware Emerging Markets Debt Fund, and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures

44

contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2011–July 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 30, 2015.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from

45

Notes to financial statements Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) which are due to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the year ended Jan. 31, 2015, the Fund earned $34 under this agreement.

46

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to prevent that total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.65% of the Fund’s average daily net assets from Aug. 1, 2014 through Jan. 31, 2015.* These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2015, the Fund was charged $2,788 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2015, the Fund was charged $12,384 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, and 0.50% of the average daily

47

Notes to financial statements Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

net assets of the Class A, Class C, and Class R shares, respectively. The Fund’s Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which was contractually waived to 0.25% of the average daily net assets from Aug.1, 2014 through Sept. 25, 2014. Institutional Class shares pay no distribution and service fees.

The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fees equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2015, the Fund was charged $1,570 for internal legal, tax, and regulatory reporting provided by DMC and/or its affiliates’ employees.

For the six months ended Jan. 31, 2015, DDLP earned $2,022 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2015, DDLP received gross CDSC commissions of $15 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*	The contractual waiver period is from Nov. 27, 2013 through Nov. 30, 2015.

3. Investments

For the six months ended Jan. 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$159,036,289
Purchases of U.S. government securities	32,028,652
Sales other than U.S. government securities	156,389,571
Sales of U.S. government securities	25,001,250

48

At Jan. 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$135,010,433

Aggregate unrealized appreciation	$3,532,538
Aggregate unrealized depreciation	(1,050,049)

Net unrealized appreciation	$2,482,489

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under tha Act were as follows:

Loss carryforward character
Short-term	Long-term
$1,298,550	$ —

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

49

Notes to financial statements Delaware Core Plus Bond Fund

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total

Agency, Asset- & Mortgage-Backed Securities[1]	$—	$43,604,574	$724,529	$44,329,103
Corporate Debt	—	53,182,562	—	53,182,562
Municipal Bonds	—	538,703	—	538,703
Foreign Bonds	—	1,585,762	—	1,585,762
Senior Secured Loans	—	7,771,332	—	7,771,332
U.S. Treasury Obligations	—	12,561,906	—	12,561,906
Convertible Preferred Stock[1]	45,990	58,445	—	104,435
Preferred Stock	774,531	—	—	774,531
Short-Term Investments	—	16,644,588	—	16,644,588

Total	$820,521	$135,947,872	$724,529	$137,492,922

Foreign Currency Exchange Contracts	$—	$278	$—	$278
Futures Contracts	71,449	—	—	71,449

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total

Agency, Asset- & Mortgage-Backed Securities	—	98.37%	1.63%	100.00%
Convertible Preferred Stock	44.04%	55.96%	—	100.00%

During the six months ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has

50

determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	1/31/15	7/31/14

Shares sold:
Class A	671,885	909,421
Class B	10	49
Class C	175,018	161,531
Class R	79,963	178,678
Institutional Class	1,173,608	2,183,678

Shares issued upon reinvestment of dividends and distributions:
Class A	99,100	244,808
Class B	132	1,446
Class C	10,143	26,274
Class R	11,833	27,088
Institutional Class	60,189	115,672

	2,281,881	3,848,645

Shares redeemed:
Class A	(765,231)	(3,195,906)
Class B	(34,031)	(50,030)
Class C	(142,818)	(500,117)
Class R	(160,818)	(260,263)
Institutional Class	(267,966)	(5,968,776)

	(1,370,864)	(9,975,092)

Net increase (decrease)	911,017	(6,126,447)

For the six months ended Jan. 31, 2015 and the year ended July 31, 2014, 10,479 Class B shares were converted to 10,481 Class A shares valued at $89,090 and 11,215 Class B shares were converted to 11,215 Class A shares valued at $94,252, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated

51

Notes to financial statements Delaware Core Plus Bond Fund

5. Line of Credit (continued)

across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement described above. The line of credit under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of Jan. 31, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of securities that it agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2015, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the

52

contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $60,982 in securities as margin for open futures contracts, which is presented on the “Schedule of Investments.”

During the six months ended Jan. 31, 2015, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – During the six months ended Jan. 31, 2015, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended Jan. 31, 2015.

During the six months ended Jan. 31, 2015. the Fund used purchased options to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

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Notes to financial statements Delaware Core Plus Bond Fund

6. Derivatives (continued)

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2015, the Fund entered into CDS contracts as a purchaser of protection to hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended Jan. 31, 2015, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2015, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally

54

limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at Jan. 31, 2015.

Fair value of derivative instruments as of Jan. 31, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts	Foreign currency exchange contracts	$1,009	Foreign currency exchange contracts	$(731)
Interest rate contracts (Futures contracts)	Variation margin due from broker on futures contracts*	25,954	Variation margin due from broker on futures contracts*	—

Total		$26,963		$(731)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through Jan. 31, 2015. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2015 was as follows:

		Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total

Forward currency exchange contracts	$(2,617)	$—	$—	$(2,617)
Interest rate contracts	—	36,930	—	36,930
Credit contracts	—	—	(15,185)	(15,185)

Total	$(2,617)	$36,930	$(15,185)	$19,128

55

Notes to financial statements Delaware Core Plus Bond Fund

6. Derivatives (continued)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total

Forward currency exchange contracts	$278	$—	$—	$278
Interest rate contracts	—	50,553	—	50,553
Credit contracts	—	—	1,244	1,244

Total	$278	$50,553	$1,244	$52,075

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2015:

	Long Derivative Volume	Short Derivative Volume

Foreign currency exchange contracts (average cost)	$9,343	$(80,148)
Futures contracts (average notional value)	3,096,743	(4,865,462)
CDS contracts (average notional value)*	171,658	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular

56

jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Jan. 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs	$—	$(731)	$(731)
Morgan Stanley
Capital	1,009	—	1,009

Total	$1,009	$(731)	$278

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Goldman Sachs	$(731)	$—	$—	$—	$—	$(731)
Morgan Stanley
Capital	1,009	—	—	—	—	1,009

Total	$278	$—	$—	$—	$—	$278

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,119,240	$(2,119,240)	$—	$—
Bank of Montreal	1,412,827	(1,412,827)	—	—
BNP Paribas	2,131,553	(2,131,553)	—	—

Total	$5,663,620	$(5,663,620)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than

57

Notes to financial statements Delaware Core Plus Bond Fund

8. Securities Lending (continued)

the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2015, the Fund had no securities out on loan.

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9. Credit and Market Risk

The Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make

59

Notes to financial statements Delaware Core Plus Bond Fund

9. Credit and Market Risk (continued)

them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2015, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec.15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited) Delaware Core Plus Bond Fund

Board Consideration of Delaware Core Plus Bond Fund Investment Management Agreement

At a meeting held on Aug. 19–21, 2014 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Management Agreement for Delaware Core Plus Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s management agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent, and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds, and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in

61

Other Fund information (Unaudited) Delaware Core Plus Bond Fund

Board Consideration of Delaware Core Plus Bond Fund Investment Management Agreement (continued)

other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year period was in the second quartile of its Performance Universe. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s short and intermediate term performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund short and intermediate term performance and thereby, to meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

62

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

63

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
President and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

64

Semiannual report

Fixed income mutual fund

Delaware Emerging Markets Debt Fund

January 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Emerging Markets Debt Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Emerging Markets Debt Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period August 1, 2014 to January 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2014 to Jan. 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period August 1, 2014 to January 31, 2015 (Unaudited)

Delaware Emerging Markets Debt Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratio	Expenses Paid During Period 8/1/14 to 1/31/15*
Actual Fund return†
Class A	$1,000.00	$959.20	1.15%	$5.68
Class C	1,000.00	959.20	1.15%	5.68
Class R	1,000.00	959.20	1.15%	5.68
Institutional Class	1,000.00	959.20	1.15%	5.68
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.41	1.15%	$5.85
Class C	1,000.00	1,019.41	1.15%	5.85
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,019.41	1.15%	5.85

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Emerging Markets Debt Fund	As of January 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	71.95%
Banking	16.03%
Basic Industry	8.25%
Capital Goods	2.88%
Communications	15.62%
Consumer Cyclical	1.09%
Consumer Non-Cyclical	4.86%
Electric	7.72%
Energy	7.31%
Finance Companies	3.69%
Holding Companies - Diversified	1.30%
Technology	1.41%
Transportation	1.79%
Senior Secured Loan	2.80%
Sovereign Bonds	12.65%
Supranational Banks	1.86%
Short-Term Investments	1.02%
Total Value of Securities	90.28%
Receivables and Other Assets Net of Liabilities	9.72%
Total Net Assets	100.00%

Schedule of investments
Delaware Emerging Markets Debt Fund	January 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 71.95%

Banking – 16.03%
Akbank TAS 144A 4.00% 1/24/20 #	300,000	$297,825
Banco Santander Mexico 144A 5.95% 1/30/24 #—¥	200,000	209,000
Bank of Georgia 144A 7.75% 7/5/17 #	300,000	304,500
BBVA Bancomer 6.50% 3/10/21 ¥	250,000	278,375
Oversea-Chinese Banking 144A 4.00% 10/15/24 #—	375,000	389,112
Siam Commercial Bank 144A 3.50% 4/7/19 #	250,000	259,873
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #	500,000	511,250
Woori Bank 144A 4.75% 4/30/24 #	295,000	319,546
Yapi ve Kredi Bankasi 5.188% 10/13/15 ¥	350,000	356,125

		2,925,606

Basic Industry – 8.25%
Alpek SAB de CV 4.50% 11/20/22 ¥	250,000	255,625
Consolidated Energy Finance 144A 6.75% 10/15/19 #	250,000	241,250
Fibria Overseas Finance 5.25% 5/12/24	200,000	202,000
Mexichem 144A 5.875% 9/17/44 #	300,000	293,550
OCP 144A 5.625% 4/25/24 #	300,000	328,161
Tupy Overseas 144A 6.625% 7/17/24 #¥	200,000	184,500

		1,505,086

Capital Goods – 2.88%
Cemex SAB de CV
144A 5.875% 3/25/19 #	250,000	252,375
9.50% 6/15/18 ¥	250,000	272,500

		524,875

Communications – 15.62%
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #¥	200,000	226,694
Columbus International 144A 7.375% 3/30/21 #	250,000	258,125
Digicel Group 144A 8.25% 9/30/20 #¥	500,000	489,000
Grupo Televisa 5.00% 5/13/45 ¥	200,000	213,056
Millicom International Cellular 144A 6.625% 10/15/21 #¥	200,000	205,500
MTN Mauritius Investments 144A 4.755% 11/11/24 #	255,000	258,825
TBG Global PTE 144A 4.625% 4/3/18 #	300,000	301,500
Telemar Norte Leste 144A 5.50% 10/23/20 #¥	200,000	180,500
Tencent Holdings 144A 3.375% 5/2/19 #	235,000	242,638
VimpelCom Holdings 144A 6.255% 3/1/17 #¥	300,000	274,149
VTR Finance 144A 6.875% 1/15/24 #¥	200,000	201,010

		2,850,997

Consumer Cyclical – 1.09%
SACI Falabella 144A 4.375% 1/27/25 #	200,000	199,445

		199,445

Consumer Non-Cyclical – 4.86%
ENA Norte Trust 4.95% 4/25/23	224,278	228,764

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Gruma SAB de CV 144A 4.875% 12/1/24 #		200,000	$209,500
JBS Investments 144A 7.75% 10/28/20 #¥		200,000	206,940
Minerva Luxembourg 144A 7.75% 1/31/23 #		250,000	241,250

			886,454

Electric – 7.72%
AES Gener
144A 5.25% 8/15/21 #¥		200,000	213,257
144A 8.375% 12/18/73 #—¥		200,000	217,000
Comision Federal de Electricidad 144A 4.875% 1/15/24 #		250,000	265,125
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #		200,000	203,751
144A 4.125% 5/7/24 #		280,000	306,367
Transelec 144A 4.25% 1/14/25 #		200,000	203,776

			1,409,276

Energy – 7.31%
CNOOC Nexen Finance 2014 4.25% 4/30/24 ¥		300,000	323,652
Lukoil International Finance 144A 3.416% 4/24/18 #		200,000	168,500
ONGC Videsh 2.50% 5/7/18 ¥		200,000	199,991
Pacific Rubiales Energy 144A 5.625% 1/19/25 #		452,000	258,770
Petroleos Mexicanos 144A 4.25% 1/15/25 #		190,000	187,587
PTT Exploration & Production PCL 144A 4.875% 12/29/49 #—		200,000	195,750

			1,334,250

Finance Companies – 3.69%
Corp Financiera de Desarrollo 144A 5.25% 7/15/29 #—¥		200,000	207,500
Export-Import Bank of China 144A 2.50% 7/31/19 #¥		250,000	253,495
Trust F 144A 5.25% 12/15/24 #¥		200,000	211,200

			672,195

Holding Companies - Diversified – 1.30%
Hutchison Whampoa International 14 144A 3.625% 10/31/24 #		230,000	237,443

			237,443

Technology – 1.41%
Baidu 3.25% 8/6/18		250,000	256,804

			256,804

Transportation – 1.79%
Red de Carreteras de Occidente SAPIB de CV 9.00% 6/10/28	MXN	5,000,000	326,992

			326,992

Total Corporate Bonds (cost $13,110,609)			13,129,423

Schedule of investments

Delaware Emerging Markets Debt Fund

		Principal amount°	Value (U.S. $)
Senior Secured Loan – 2.80%«
Republic of Angola (Unsecured) 6.25% 12/16/23		510,000	$511,275

Total Senior Secured Loan (cost $510,000)			511,275

Sovereign Bonds – 12.65%Δ

Brazil – 0.76%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	300,000	107,501
10.00% 1/1/21	BRL	89,000	30,527

			138,028

Chile – 0.46%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	84,117

			84,117

Colombia – 2.02%
Colombia Government International Bond
5.625% 2/26/44		200,000	232,000
7.375% 9/18/37		100,000	135,750

			367,750

Costa Rica – 0.92%
Costa Rica Government International Bond 5.625% 4/30/43		200,000	167,500

			167,500

Dominican Republic – 1.11%
Dominican Republic International Bond
144A 5.50% 1/27/25 #		100,000	101,750
144A 6.85% 1/27/45 #		100,000	101,500

			203,250

Hungary – 0.31%
Hungary Government International Bond 5.375% 3/25/24		50,000	57,100

			57,100

Indonesia – 1.32%
Indonesia Government International Bond 144A 4.625% 4/15/43 #		200,000	197,500
Indonesia Treasury Bond 7.875% 4/15/19	IDR	517,000,000	42,446

			239,946

Kazakhstan – 1.04%
Kazakhstan Government International Bond 144A 4.875% 10/14/44 #		216,000	189,972

			189,972

Mexico – 0.10%
Mexican Bonos 10.00% 12/5/24	MXN	208,000	18,931

			18,931

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Pakistan – 1.12%
Pakistan Government International Bond 144A 7.25% 4/15/19 #		200,000	$204,750

			204,750

Peru – 0.46%
Peruvian Government International Bond 144A 5.70% 8/12/24 #	PEN	248,000	83,211

			83,211

Senegal – 1.09%
Senegal Government International Bond 144A 6.25% 7/30/24 #		200,000	199,624

			199,624

South Africa – 1.75%
South Africa Government Bond
6.75% 3/31/21	ZAR	3,070,000	264,543
8.00% 1/31/30	ZAR	613,000	55,311

			319,854

Turkey – 0.19%
Turkey Government Bond 9.00% 7/24/24	TRY	73,000	33,883

			33,883

Total Sovereign Bonds (cost $2,340,495)			2,307,916

Supranational Banks – 1.86%

African Export-Import Bank 3.875% 6/4/18		300,000	296,616
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	550,000,000	44,050

Total Supranational Banks (cost $347,986)			340,666

Short-Term Investments – 1.02%

Repurchase Agreements – 1.02%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $69,493 (collateralized by U.S. government obligations 0.000%–7.875% 2/26/15–8/15/40; market value $70,883)		69,493	69,493
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $46,329 (collateralized by U.S. government obligations 0.75%–3.875%
6/30/16–8/15/40; market value $47,255)		46,328	46,328

Schedule of investments

Delaware Emerging Markets Debt Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $69,897 (collateralized by U.S. government obligations 0.000%–2.125%
7/31/16–5/15/29; market value $71,295)	69,897	$69,897

Total Short-Term Investments (cost $185,718)		185,718

Total Value of Securities – 90.28%
(cost $16,494,808)		$16,474,998

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $11,293,846, which represents 61.89% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Jan. 31, 2015. Interest rates reset periodically.

¥	Fully or partially pledged as collateral for borrowing transactions.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2015.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	TRY	91,250	USD	(37,889)	2/2/15	$(613)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

BRL – Brazilian Real

CLP – Chilean Peso

GSC – Goldman Sachs Capital

IDR – Indonesian Rupiah

MXN – Mexican Peso

PEN – Peruvian Nuevo Sol

TRY – Turkish Lira

USD – U.S. Dollar

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Emerging Markets Debt Fund	January 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$16,289,280
Short-term investments, at value[2]	185,718
Foreign currencies, at value[3]	19,701
Receivable for securities sold	1,927,501
Interest receivable	205,672
Prepaid expenses	64,014

Total assets	18,691,886

Liabilities:
Margin payable	200,000
Cash overdraft	168,698
Payable for securities purchased	35,174
Interest payable for margin	45
Other accrued expenses	29,938
Investment management fees payable	7,955
Other affiliates payable	447
Trustees’ fees and expenses payable	65
Unrealized loss on foreign currency exchange contracts	613
Deferred capital gains tax	315

Total liabilities	443,250

Total Net Assets	$18,248,636

Net Assets Consist of:
Paid-in capital	$18,944,964
Undistributed net investment income	17,786
Accumulated net realized loss on investments	(692,850)
Net unrealized depreciation of investments, foreign currencies, and derivatives	(21,264)

Total Net Assets	$18,248,636

Class A:
Net assets	$2,096
Shares of beneficial interest outstanding, unlimited authorization, no par	256
Net asset value per share	$8.19
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$8.58

Class C:
Net assets	$2,081
Shares of beneficial interest outstanding, unlimited authorization, no par	254
Net asset value per share	$8.19

Class R:
Net assets	$2,089
Shares of beneficial interest outstanding, unlimited authorization, no par	255
Net asset value per share	$8.19

Institutional Class:
Net assets	$18,242,370
Shares of beneficial interest outstanding, unlimited authorization, no par	2,227,000
Net asset value per share	$8.19

[1]Investments, at cost	$16,309,090
[2]Short-term investments, at cost	185,718
[3]Foreign currencies, at cost	20,038

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Emerging Markets Debt Fund	Six months ended January 31, 2015 (Unaudited)

Investment Income:
Interest	$536,767
Dividends	9,238

546,005

Expenses:
Management fees	70,866
Distribution expenses – Class A	3
Distribution expenses – Class C	11
Distribution expenses – Class R	5
Audit and tax	20,057
Legal fees	18,651
Reports and statements to shareholders	13,161
Dividend disbursing and transfer agent fees and expenses	3,186
Accounting and administration expenses	3,085
Custodian fees	2,466
Registration fees	622
Trustees’ fees and expenses	427
Other	2,713

Expenses before dividends on short sales and interest expense	135,253
Dividends on short sales	7,683
Interest expense	6,152

149,088
Less expenses waived	(40,367)
Less waived distribution expenses – Class A	(3)
Less waived distribution expenses – Class C	(11)
Less waived distribution expenses – Class R	(5)

Total operating expenses	108,702

Net Investment Income	437,303

Net Realized and Unrealized Loss:
Net realized loss on:
Investments	$(557,615)
Foreign currencies	(19,813)
Foreign currency exchange contracts	(9,099)
Swap contracts	(5,723)

Net realized loss	(592,250)

Net change in unrealized appreciation (depreciation) of:
Investments*	(624,944)
Foreign currencies	(1,836)
Foreign currency exchange contracts	(613)
Swap contracts	5,408

Net change in unrealized appreciation (depreciation)	(621,985)

Net Realized and Unrealized Loss	(1,214,235)

Net Decrease in Net Assets Resulting from Operations	$(776,932)

* Includes $315 capital gains taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Emerging Markets Debt Fund

	Six months
	ended	9/30/13*
	1/31/15	to
	(Unaudited)	7/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$437,303	$715,440
Net realized gain (loss)	(592,250)	108,974
Net change in unrealized appreciation (depreciation)	(621,985)	600,721

Net increase (decrease) in net assets resulting from operations	(776,932)	1,425,135

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(50)	(76)
Class C	(50)	(64)
Class R	(50)	(72)
Institutional Class	(437,202)	(701,408)

Net realized gain:
Class A	(24)	—
Class C	(23)	—
Class R	(23)	—
Institutional Class	(205,499)	—

	(642,921)	(701,620)

	Six months
	ended	9/30/13*
	1/31/15	to
	(Unaudited)	7/31/14

Capital Share Transactions:
Proceeds from shares sold:
Class A	$—	$2,025
Class C	—	2,026
Class R	—	2,026
Institutional Class	—	28

Proceeds from shares issued upon transfer:
Institutional Class	—	17,600,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	74	76
Class C	73	63
Class R	73	71
Institutional Class	642,701	701,408

	642,921	18,307,723

Cost of shares redeemed:
Institutional Class	—	(5,670)

Increase in net assets derived from capital share transactions	642,921	18,302,053

Net Increase (Decrease) in Net Assets	(776,932)	19,025,568

Net Assets:
Beginning of period	19,025,568	—

End of period	$18,248,636	$19,025,568

Undistributed net investment income	$17,786	$17,835

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows
Delaware Emerging Markets Debt Fund	January 31, 2015 (Unaudited)

Net Cash Provided by (Used for) Operating Activities:
Net decrease in net assets resulting from operations	$(776,932)

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and discount on investments purchased, net	3,857
Purchase of investment securities	(18,000,294)
Proceeds from sale of investment securities	21,606,300
Proceeds from securities sold short	5,172,308
Purchase of securities to close short sales	(6,098,572)
Proceeds from sale of short-term investment securities, net	761,282
Net realized loss on investments, swaps and currencies	583,151
Net change in unrealized appreciation (depreciation)	621,985
Decrease in cash collateral due from brokers	120,000
Increase in receivable for investments sold	(317,068)
Decrease in interest receivable	40,569
Decrease in due from investment manager	13,541
Increase in prepaid expenses	(64,014)
Decrease in payable for investments purchased	(214,564)
Decrease in upfront payments on credit default swap contracts	(101,183)
Decrease in swap payments payable	(5,833)
Decrease in interest payable	(816)
Decrease in distribution fees payable	(2)
Increase in investment management fees payable	7,955
Increase in Trustees’ fees and expenses payable	21
Decrease in other affiliates payable	(1,373)
Decrease in other accrued expenses	(13,305)

Total adjustments	4,113,945

Net cash used for operating activities	3,337,013

Cash Flows Used for Financing Activities:
Decrease in margin payable	(3,351,342)

Net cash used for financing activities	(3,351,342)

Effect of exchange rates on cash	(296)

Net decrease in cash	(14,625)
Cash overdraft and foreign currencies, at value at beginning of period	(134,372)

Cash overdraft and foreign currencies, at value at end of period	$(148,997)

Non-Cash Financing Activities:
Cash paid for interest expense for leverage	$10,054

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Debt Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	9/30/13[2]
	1/31/15[1]	to
	(Unaudited)	7/31/14
Net asset value, beginning of period	$8.840	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.200	0.323
Net realized and unrealized gain (loss)	(0.555)	0.333

Total from investment operations	(0.355)	0.656

Less dividends and distributions from:
Net investment income	(0.201)	(0.316)
Net realized gain	(0.094)	—

Total dividends and distributions	(0.295)	(0.316)

Net asset value, end of period	$8.190	$8.840

Total return[4]	(4.08% )	7.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2	$2
Ratio of expenses to average net assets excluding interest expenses	1.09%	1.31%
Ratio of expenses to average net assets	1.15%	1.50%
Ratio of expenses to average net assets prior to fees waived	1.83%	2.48%
Ratio of net investment income to average net assets excluding interest expenses	4.69%	4.66%
Ratio of net investment income to average net assets	4.63%	4.47%
Ratio of net investment income to average net assets prior to fees waived	3.95%	3.49%
Portfolio turnover	123%	152%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Debt Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	9/30/13[2]
	1/31/15[1]	to
	(Unaudited)	7/31/14
Net asset value, beginning of period	$ 8.840	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.200	0.271
Net realized and unrealized gain (loss)	(0.555)	0.333

Total from investment operations	(0.355)	0.604

Less dividends and distributions from:
Net investment income	(0.201)	(0.264)
Net realized gain	(0.094)	—

Total dividends and distributions	(0.295)	(0.264)

Net asset value, end of period	$ 8.190	$8.840

Total return[4]	(4.08%)	7.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2	$2
Ratio of expenses to average net assets excluding interest expense	1.09%	2.03%
Ratio of expenses to average net assets	1.15%	2.22%
Ratio of expenses to average net assets prior to fees waived	2.58%	3.20%
Ratio of net investment income to average net assets excluding interest expense	4.69%	3.94%
Ratio of net investment income to average net assets	4.63%	3.75%
Ratio of net investment income to average net assets prior to fees waived	3.20%	2.77%
Portfolio turnover	123%	152%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Debt Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 1/31/15[1] (Unaudited)	9/30/13[2] to 7/31/14

Net asset value, beginning of period	$ 8.840	$ 8.500

Income (loss) from investment operations:
Net investment income[3]	0.200	0.306
Net realized and unrealized gain (loss)	(0.555)	0.332

Total from investment operations	(0.355)	0.638

Less dividends and distributions from:
Net investment income	(0.201)	(0.298)
Net realized gain	(0.094)	—

Total dividends and distributions	(0.295)	(0.298)

Net asset value, end of period	$ 8.190	$ 8.840

Total return[4]	(4.08% )	7.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2	$ 2
Ratio of expenses to average net assets excluding interest expense	1.09%	1.55%
Ratio of expenses to average net assets	1.15%	1.74%
Ratio of expenses to average net assets prior to fees waived	2.08%	2.72%
Ratio of net investment income to average net assets excluding interest expense	4.69%	4.42%
Ratio of net investment income to average net assets	4.63%	4.23%
Ratio of net investment income to average net assets prior to fees waived	3.70%	3.25%
Portfolio turnover	123%	152%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Debt Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 1/31/15[1] (Unaudited)	9/30/13[2] to 7/31/14

Net asset value, beginning of period	$ 8.840	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.200	0.340
Net realized and unrealized gain (loss)	(0.555)	0.333

Total from investment operations	(0.355)	0.673

Less dividends and distributions from:
Net investment income	(0.201)	(0.333)
Net realized gain	(0.094)	—

Total dividends and distributions	(0.295)	(0.333)

Net asset value, end of period	$ 8.190	$8.840

Total return[4]	(4.08% )	8.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 18,243	$19,020
Ratio of expenses to average net assets excluding interest expense	1.09%	1.07%
Ratio of expenses to average net assets	1.15%	1.26%
Ratio of expenses to average net assets prior to fees waived	1.58%	2.24%
Ratio of net investment income to average net assets excluding interest expense	4.69%	4.90%
Ratio of net investment income to average net assets	4.63%	4.71%
Ratio of net investment income to average net assets prior to fees waived	4.20%	3.73%
Portfolio turnover	123%	152%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Emerging Markets Debt Fund	January 31, 2015 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Core Plus Bond Fund, Delaware Emerging Markets Debt Fund, and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertains to Delaware Emerging Markets Debt Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC charge of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to primarily seek current income and secondarily capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Notes to financial statements

Delaware Emerging Markets Debt Fund

1. Significant Accounting Policies (continued)

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year July 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 30, 2015.

Reverse Repurchase Agreements – The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents, or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended Jan. 31, 2015, the Fund did not enter into any reverse repurchase agreements.

Short Sales – The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Leverage – The Fund may employ leverage to attempt to take advantage of or increase the total return of attractive investment opportunities. The Fund may initiate leverage to the extent that the sum of aggregate borrowed funds and the notional value plus any gain or minus any loss of derivatives positions may not exceed an amount equal to 33 1/3% of the Fund’s total assets, measured at the time the leverage is employed. To the extent that the Fund initiates leverage, such leverage may include borrowing through a margin account maintained with a broker. At Jan. 31, 2015, the Fund had borrowed $200,000, which is included on the “Statement of assets and liabilities” under “Margin payable.” Securities pledged as collateral for these transactions have been identified in the “Schedule of investments.” For the six months Jan. 31, 2015, the Fund had average borrowing of $1,352,350 for which it paid interest at an average rate of 0.90%.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of

Notes to financial statements

Delaware Emerging Markets Debt Fund

1. Significant Accounting Policies (continued)

investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2015, the Fund earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/ reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) (collectively nonroutine expenses), to 1.00% of average daily net assets of the Fund from Aug. 1, 2014 through Jan. 31, 2015.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may be terminated only by agreement of the Fund’s Board and DMC and apply only to expenses paid directly by the Fund.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. This amount is included in the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2015, the Fund was charged $450 for these services.

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2015, the fund was charged $1,998 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. Effective July 22, 2014, DDLP agreed to voluntarily suspend the distribution and service fees for Class A, Class C, and Class R shares. The suspension of the distribution and service fees will remain in effect while the Fund is not broadly distributed.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2015, the Fund was charged $3,936 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included in the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2015, DDLP earned less than $1 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2015, DDLP received no gross CDSC commissions on redemption of the Fund’s Class A and Class C shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual waiver period is Nov. 27, 2013 through Nov. 30, 2015.

Notes to financial statements

Delaware Emerging Markets Debt Fund

3. Investments

For the six months ended Jan. 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$23,705,265
Sales	26,778,608

At Jan. 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$16,494,808

Aggregate unrealized appreciation	$453,375
Aggregate unrealized depreciation	(473,185)

Net unrealized depreciation	$(19,810)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Debt	$—	$13,129,423	$—	$13,129,423
Foreign Debt	—	2,648,582	—	2,648,582
Senior Secured Loans	—	—	511,275	511,275
Short-Term Investments	—	185,718	—	185,718

Total	$—	$15,963,723	$511,275	$16,474,998

Derivatives:
Foreign Currency Exchange Contracts	$—	$(613)	$—	$(613)

During the six months ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Secured Loans
Balance as of 7/31/14	$510,000
Net change in unrealized appreciation/depreciation	1,275

Balance as of 1/31/15	$511,275

Notes to financial statements

Delaware Emerging Markets Debt Fund

3. Investments (continued)

Sensitivity Analysis

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Funds.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (1) the type of security, (2) the size of the holding, (3) the initial cost of the security, (4) the existence of any contractual restrictions of the security’s disposition, (5) the price and extent of public trading in similar securities of the issuer or of comparable companies, (6) quotations or evaluated prices from broker-dealers and/or pricing services, (7) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (8) an analysis of the company’s financial statements, and (9) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative Information about Level 3 Fair Value Measurements

Fair Value at 1/31/15	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Senior Secured Loans $511,275	Broker Quote	Market pricing of securities	N/A

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/15	9/30/13* to 7/31/14

Shares sold:
Class A	—	238
Class C	—	238
Class R	—	238
Institutional Class	—	3

Shares issued upon transfer:
Institutional Class	—	2,070,588

Shares issued upon reinvestment of dividends and distributions:
Class A	9	9
Class C	9	7
Class R	9	8
Institutional Class	76,017	81,097

	76,044	2,152,426

Shares redeemed:
Institutional Class	—	(705)

Net increase	76,044	2,151,721

* Date of commencement of operations.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of Jan. 31, 2015 or at any time during the period then ended.

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2015, the Fund entered into foreign currency exchange contracts and cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or at least Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2015, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Fair value of derivative instruments as of Jan. 31, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency
exchange contracts)	Unrealized gain on foreign currency exchange contracts	$—	Unrealized loss on foreign currency exchange contracts	$(613)

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2015 was as follows:

	Net Realized Loss on:
	Foreign
	Currency
	Transactions	Swaps	Total
Forward currency exchange contracts	$(9,099)	$ —	$ (9,099)
Credit contracts	—	(5,723)	(5,723)

Total	$(9,099)	$(5,723)	$(14,822)

Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Transactions	Swaps	Total
Forward currency exchange contracts	$(613)	$ —	$ (613)
Credit contracts	—	5,408	5,408

Total	$(613)	$5,408	$4,795

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2015.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$ 11,160	$250,185
CDS contracts (average notional value)*	184,000	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

At Jan. 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Goldman Sachs Capital	$—	$(613)	$(613)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Goldman Sachs Capital	$(613)	$—	$—	$—	$—	$(613)

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$69,493	$(69,493)	$—	$—
Bank of Montreal	46,328	(46,328)	—	—
BNP Paribas	69,897	(69,897)	—	—

Total	$185,718	$(185,718)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security

Notes to financial statements

Delaware Emerging Markets Debt Fund

8. Securities Lending (continued)

loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2015, the Fund had no securities on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield, fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured

Notes to financial statements

Delaware Emerging Markets Debt Fund

borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board Consideration of Delaware Emerging Markets Debt Fund Investment Management Agreement

At a meeting held on Aug. 19–21, 2014 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Management Agreement for Delaware Emerging Markets Debt Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s management agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds, and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by Delaware Investments.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the three-month and year-to-date periods ended June 30, 2014, was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return since inception was in the third quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s short existence. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve the Fund’s performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its contractual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered the Fund’s short existence. The Board also considered various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

Board of trustees

Patrick P. Coyne

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers
David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Debt Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund

Delaware Inflation Protected Bond Fund

January 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Inflation Protected Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Inflation Protected Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2014 to Jan. 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

Delaware Inflation Protected Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	8/1/14	1/31/15	Expense Ratio	8/1/14 to 1/31/15*
Actual Fund return†
Class A	$1,000.00	$993.20	0.86%	$4.32
Class C	1,000.00	989.10	1.61%	8.07
Institutional Class	1,000.00	993.40	0.61%	3.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.87	0.86%	$4.38
Class C	1,000.00	1,017.09	1.61%	8.19
Institutional Class	1,000.00	1,022.13	0.61%	3.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation
Delaware Inflation Protected Bond Fund	As of January 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
U.S. Treasury Obligations	84.84%
Short-Term Investments	11.87%
Total Value of Securities	96.71%
Receivables and Other Assets Net of Liabilities	3.29%
Total Net Assets	100.00%

3

Schedule of investments

Delaware Inflation Protected Bond Fund	January 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

U.S. Treasury Obligations – 84.84%
U.S. Treasury Inflation Indexed Bonds
1.125% 1/15/21	14,465,702	$15,580,009
1.375% 1/15/20	5,263,681	5,702,872
1.375% 2/15/44	4,002,417	4,930,165
1.625% 1/15/18	3,888,944	4,142,332
2.375% 1/15/25	14,607,765	17,999,512
2.375% 1/15/27	2,464,976	3,096,049
U.S. Treasury Notes
2.25% 11/15/24	1,930,000	2,029,214

Total U.S. Treasury Obligations (cost $51,223,563)		53,480,153

Short-Term Investments – 11.87%
Repurchase Agreements – 11.87%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $2,798,955 (collateralized by U.S. government obligations 0.000%–7.875% 2/26/15–8/15/40; market value $2,854,927)	2,798,948	2,798,948
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $1,865,973 (collateralized by U.S. government obligations 0.75%–3.875% 6/30/16–8/15/40; market value $1,903,285)	1,865,965	1,865,965
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $2,815,224 (collateralized by U.S. government obligations 0.000%–2.125% 7/31/16–5/15/29; market value $2,871,514)	2,815,210	2,815,210

Total Short-Term Investments (cost $7,480,123)		7,480,123

Total Value of Securities – 96.71% (cost $58,703,686)		$ 60,960,276

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

4

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Statement of assets and liabilities

Delaware Inflation Protected Bond Fund	January 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$53,480,153
Short-term investments, at value[2]	7,480,123
Cash	2,274,744
Interest receivable	68,521
Receivables for fund shares sold	34,299

Total assets	63,337,840

Liabilities:
Payable for fund shares redeemed	153,667
Income distribution payable	253
Other accrued expenses	117,717
Distribution fees payable	21,922
Other affiliates payable	11,215
Investment management fees payable	624
Trustees’ fees and expenses payable	228

Total liabilities	305,626

Total Net Assets	$63,032,214

Net Assets Consist of:
Paid-in capital	$104,678,107
Distributions in excess of net investment income	(581,769)
Accumulated net realized loss on investments	(43,320,714)
Net unrealized appreciation of investments	2,256,590

Total Net Assets	$63,032,214

6

Net Asset Value
Class A:
Net assets	$25,211,074
Shares of beneficial interest outstanding, unlimited authorization, no par	2,755,328
Net asset value per share	$9.15
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.58

Class C:
Net assets	$19,139,922
Shares of beneficial interest outstanding, unlimited authorization, no par	2,102,673
Net asset value per share	$9.10

Institutional Class:
Net assets	$18,681,218
Shares of beneficial interest outstanding, unlimited authorization, no par	2,038,782
Net asset value per share	$9.16

[1]Investments, at cost	$51,223,563
[2]Short-term investments, at cost	7,480,123

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Inflation Protected Bond Fund	Six months ended January 31, 2015 (Unaudited)

Investment Income:
Interest	$146,841
Amortization of premiums	(318,661)

(171,820)

Expenses:
Management fees	168,007
Distribution expenses — Class A	37,033
Distribution expenses — Class B	203
Distribution expenses — Class C	105,987
Dividend disbursing and transfer agent fees and expenses	70,249
Registration fees	41,076
Reports and statements to shareholders	30,020
Audit and tax	20,822
Legal fees	12,520
Accounting and administration expenses	12,201
Custodian fees	3,016
Trustees’ fees and expenses	1,759
Other	7,449

510,342
Less expenses waived	(137,943)
Less waived distribution expenses — Class B	(154)
Less expense paid indirectly	(75)

Total operating expenses	372,170

Net Investment Loss	(543,990)

8

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$840,785
Futures contracts	(86,928)
Swap contracts	(1,394,710)

Net realized loss	(640,853)

Net change in unrealized appreciation (depreciation) of:
Investments	324,869
Foreign currencies	(761)
Swap contracts	(186,765)

Net change in unrealized appreciation (depreciation)	137,343

Net Realized and Unrealized Loss	(503,510)

Net Decrease in Net Assets Resulting from Operations	$(1,047,500)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware Inflation Protected Bond Fund

	Six months
	ended
	1/31/15	Year ended
	(Unaudited)	7/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(543,990)	$246,333
Net realized loss	(640,853)	(11,231,197)
Net change in unrealized appreciation (depreciation)	137,343	9,744,862

Net decrease in net assets resulting from operations	(1,047,500)	(1,240,002)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(63,062)	(276)
Class B	(236)	(1)
Class C	—	—
Institutional Class	(56,755)	(213)

Return of capital:
Class A	—	(412,175)
Class B	—	(804)
Class C	—	—
Institutional Class	—	(498,842)

	(120,053)	(912,311)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,723,213	11,320,667
Class B	—	—
Class C	458,220	824,835
Institutional Class	9,566,911	15,835,304

10

	Six months ended 1/31/15 (Unaudited)	Year ended 7/31/14
Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$60,220	$396,631
Class B	236	805
Class C	—	—
Institutional Class	54,858	484,910

	11,863,658	28,863,152

Cost of shares redeemed:
Class A	(11,366,051)	(82,235,618)
Class B	(124,950)	(195,162)
Class C	(4,067,344)	(25,093,923)
Institutional Class	(17,764,967)	(97,450,081)

	(33,323,312)	(204,974,784)

Decrease in net assets derived from capital share transactions	(21,459,654)	(176,111,632)

Net Decrease in Net Assets	(22,627,207)	(178,263,945)

Net Assets:
Beginning of period	85,659,421	263,923,366

End of period	$63,032,214	$85,659,421

Undistributed (distributions in excess of) net investment income	$(581,769)	$82,274

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended July 31, 2014, dividends from net investment income were calculated to a de minimis amount of $0.000 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended 1/31/15[1]	Year ended

(Unaudited)	7/31/14		7/31/13	7/31/12	7/31/11	7/31/10

$9.230	$9.190		$11.330	$11.040	$10.630	$10.080

(0.060)	0.019		(0.048)	0.025	0.291	0.314
(0.003)	0.112		(1.189)	0.860	0.787	0.603

(0.063)	0.131		(1.237)	0.885	1.078	0.917

(0.017)	—	[3]	(0.099)	(0.192)	(0.325)	(0.367)
—	—		(0.803)	(0.403)	(0.343)	—
—	(0.091)		(0.001)	—	—	—

(0.017)	(0.091)		(0.903)	(0.595)	(0.668)	(0.367)

$9.150	$9.230		$9.190	$11.330	$11.040	$10.630

(0.68% )	1.44%		(11.80% )	8.35%	10.55%	9.25%

$25,211	$35,232		$106,686	$259,303	$189,624	$156,345
0.86%	0.84%		0.82%	0.81%	0.80%	0.78%
1.23%	1.09%		0.97%	0.94%	0.97%	0.94%
(1.16% )	0.21%		(0.46% )	0.23%	2.72%	3.00%
(1.53% )	(0.04%	)	(0.61% )	0.10%	2.55%	2.84%
61%	128%		322%	225%	157%	118%

13

Financial highlights

Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 1/31/15[1]		Year ended

(Unaudited)		7/31/14		7/31/13	7/31/12	7/31/11	7/31/10

$9.200		$9.140		$11.310	$11.030	$10.620	$10.020

(0.096)		(0.049)		(0.127)	(0.058)	0.210	0.235
(0.004)		0.109		(1.175)	0.857	0.789	0.600

(0.100)		0.060		(1.302)	0.799	0.999	0.835

—		—		(0.064)	(0.116)	(0.246)	(0.235)
—		—		(0.803)	(0.403)	(0.343)	—
—		—		(0.001)	—	—	—

—		—		(0.868)	(0.519)	(0.589)	(0.235)

$9.100		$9.200		$9.140	$11.310	$11.030	$10.620

(1.09%	)	0.66%		(12.39% )	7.52%	9.74%	8.40%

$19,140		$23,071		$47,629	$93,561	$89,740	$71,866
1.61%		1.59%		1.58%	1.56%	1.55%	1.53%
1.98%		1.84%		1.73%	1.69%	1.72%	1.69%
(1.91%	)	(0.54%	)	(1.22% )	(0.52% )	1.97%	2.25%
(2.28%	)	(0.79%	)	(1.37% )	(0.65% )	1.80%	2.09%
61%		128%		322%	225%	157%	118%

15

Financial highlights

Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2014, dividends from net investment income were calculated to a de minimis amount of $0.000 per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

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Six months ended 1/31/15[1]	Year ended

(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10

$9.240	$9.210	$11.340	$11.040	$10.630	$10.100

(0.053)	0.041	(0.023)	0.053	0.317	0.339
(0.008)	0.119	(1.192)	0.867	0.788	0.603

(0.061)	0.160	(1.215)	0.920	1.105	0.942

(0.019)	— [3]	(0.111)	(0.217)	(0.352)	(0.412)
—	—	(0.803)	(0.403)	(0.343)	—
—	(0.130)	(0.001)	—	—	—

(0.019)	(0.130)	(0.915)	(0.620)	(0.695)	(0.412)

$9.160	$9.240	$9.210	$11.340	$11.040	$10.630

(0.66% )	1.75%	(11.51% )	8.59%	10.83%	9.51%

$18,681	$27,228	$109,284	$162,400	$140,221	$42,418
0.61%	0.59%	0.58%	0.56%	0.55%	0.53%
0.98%	0.84%	0.73%	0.69%	0.72%	0.69%
(0.91% )	0.46%	(0.22% )	0.48%	2.97%	3.25%
(1.28% )	0.21%	(0.37% )	0.35%	2.80%	3.09%
61%	128%	322%	225%	157%	118%

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Notes to financial statements

Delaware Inflation Protected Bond Fund	January 31, 2015 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Core Plus Bond Fund, Delaware Emerging Markets Debt Fund, and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Debt securities, credit default swap (CDS) contracts, inflation swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities and U.S. government securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; and yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the

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requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2011–July 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 30, 2015.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Inflation-Indexed Bonds — The Fund invests in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the “Statement of operations,” even though investors do not receive their principal until maturity.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange

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Notes to financial statements

Delaware Inflation Protected Bond Fund

1. Significant Accounting Policies (continued)

rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. The Fund expects to declare and pay dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually, usually in December. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2015, the Fund earned $75 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

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DMC had contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), to 0.59% of average daily net assets of the Fund from Aug. 1, 2014 through Nov. 28, 2014.* Effective Nov. 28, 2014, DMC voluntarily agreed waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), to 0.65% of average daily net assets of the Fund until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement apply only to expenses paid directly by the Fund and may be discontinued at any time because they are voluntary.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2015, the Fund was charged $1,777 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2015, the Fund was charged $7,901 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

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Notes to financial statements

Delaware Inflation Protected Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund’s Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which was contractually waived to 0.25% of average daily net assets from Aug. 1, 2014 through Sept. 25, 2014. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2015, the Fund was charged $1,018 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2015, DDLP earned $330 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual waiver period was Nov. 27, 2013 through Nov. 28, 2014.

3. Investments

For the six months ended Jan. 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases of U.S. government securities	$41,279,666
Sales other than U.S. government securities	21,019,370
Sales of U.S. government securities	45,524,027

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At Jan. 31, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$58,703,686

Aggregate unrealized appreciation	$2,257,048
Aggregate unrealized depreciation	(458)

Net unrealized appreciation	$2,256,590

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$32,217,679	$8,742,234

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities,government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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Notes to financial statements

Delaware Inflation Protected Bond Fund

3. Investments (continued)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

Level 2
U.S. Treasury Obligations	$53,480,153
Short-Term Investments	7,480,123

Total	$60,960,276

During the six months ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/15	Year ended 7/31/14
Shares sold:
Class A	191,522	1,249,269
Class B	—	—
Class C	50,276	90,388
Institutional Class	1,062,726	1,743,455

Shares issued upon reinvestment of dividends and distributions:
Class A	6,560	43,218
Class B	26	87
Class C	—	—
Institutional Class	5,976	52,888

	1,317,086	3,179,305

Shares redeemed:
Class A	(1,258,126)	(9,083,615)
Class B	(13,930)	(21,579)
Class C	(454,123)	(2,795,967)
Institutional Class	(1,977,412)	(10,714,907)

	(3,703,591)	(22,616,068)

Net decrease	(2,386,505)	(19,436,763)

For the six months ended Jan. 31, 2015 and the year ended July 31, 2014, 5,963 Class B shares were converted to 5,963 Class A shares valued at $53,486 and 3,058 Class B shares were converted to 3,052 Class A shares valued at $27,610, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

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Notes to financial statements

Delaware Inflation Protected Bond Fund

5. Line of Credit (continued)

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit to be used as described above and to be operated in substantially the same manner as the original agreement. The line of credit under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of Jan. 31, 2015, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended Jan. 31, 2015, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

At Jan. 31, 2015, there were no futures contracts outstanding.

Swap Contracts — The Fund may enter into interest rate swap contracts and inflation swap contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured

26

long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2015, the Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2015, the Fund entered into inflation swap agreements to hedge the inflation risk in nominal bonds (example: non-inflation protected bonds), thereby creating “synthetic” inflation-indexed bonds.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

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Notes to financial statements

Delaware Inflation Protected Bond Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2015 was as follows:

	Net Realized Loss on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(86,928)	$(1,394,710)	$(1,481,638)

	Net Change in Unrealized Appreciation (Depreciation) of:
		Swap Contracts
Interest rate contracts		$(186,668)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2015.

	Long Derivative Short Derivative
	Volume	Volume
Futures contracts (average notional value)	$—	$4,478,296
Interest rate contracts (average notional value)	5,320,640	—

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including

28

the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

At Jan. 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,798,948	$(2,798,948)	$—	$—
Bank of Montreal	1,865,965	(1,865,965)	—	—
BNP Paribas	2,815,210	(2,815,210)	—	—

Total	$7,480,123	$(7,480,123)	$—	$—

(a) Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective

29

Notes to financial statements

Delaware Inflation Protected Bond Fund

8. Securities Lending (continued)

Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Jan. 31, 2015, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund primarily invests in inflation-protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation-protected bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments, and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation-indexed bonds, have economic characteristics similar to inflation-indexed bonds.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

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The Fund may invest up to 10% of its net assets in high yield, fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2015, there were no Rule 144A securities and no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

31

Notes to financial statements

Delaware Inflation Protected Bond Fund

10. Contractual Obligations (continued)

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec.15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. Subsequent Events

On Feb. 19, 2015, the Board of Trustees of Delaware Group® Government Fund unanimously voted and approved a proposal to liquidate the Fund. Please read the prospectus, summary prospectus, and related supplements for more information concerning this event.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Inflation Protected Bond Fund

Board Consideration of Delaware Inflation Protected Bond Fund Investment Management Agreement

At a meeting held on Aug. 19–21, 2014 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Management Agreement for Delaware Inflation Protected Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s management agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent, and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds, and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in

33

Other Fund information (Unaudited)

Delaware Inflation Protected Bond Fund

another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments® funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional inflation-protected bond funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

34

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Chairman of the Board	Drexel University	Chief Executive Officer	3M Corporation
Delaware Investments	Philadelphia, PA	Banco Itaú	St. Paul, MN
Family of Funds		International
Private Investor		Miami, FL	J. Richard Zecher
Rosemont, PA			Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 2, 2015